PART A

                                                               GREAT AMERICAN
                                                                   RESERVE
                                                               1997 ACCOUNT C
                                                         Group Variable Annuity
--------------------------------------------------------------------------------
                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY
                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                11815 N. PENNSYLVANIA ST., CARMEL, INDIANA 46032
                                 (317) 817-3700

    The Group Variable Deferred Annuity Contracts ("Contracts") described by this Prospectus are offered by Great American Reserve Insurance Company ("Great American Reserve"). The Contracts are designed for use in retirement planning for individuals. Purchase Payments received with respect to the Contracts (subject to certain deductions) are deposited by Great American Reserve in the Fixed Account and/or the separate investment account entitled Great American Reserve Variable Annuity Account C ("Variable Account") for further investment.


    The  Variable  Account is a unit  investment  trust  separate  account.  The
Variable Account consists of 30 sub-accounts ("Sub-accounts"), each of which invests in shares of the eligible open-end management investment companies ("Funds"). The Sub-accounts invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Variable Insurance Funds, Inc. Growth Fund II; Strong Special Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds.

THIRTEEN OF THESE FUNDS, INCLUDING THE ALGER AMERICAN FUND GROWTH AND MIDCAP GROWTH PORTFOLIOS; THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. INTERNATIONAL AND VALUE FUNDS; THE BERGER INSTITUTIONAL PRODUCTS TRUST BERGER IPT - 100, BERGER IPT - GROWTH AND INCOME, BERGER IPT - SMALL COMPANY GROWTH, AND
BERGER/BIAM IPT - INTERNATIONAL FUNDS; THE NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND AND PARTNERS PORTFOLIOS; THE STRONG SPECIAL FUND II; THE STRONG VARIABLE INSURANCE FUNDS, INC. GROWTH FUND II; AND THE VAN ECK WORLDWIDE INSURANCE TRUST WORLDWIDE EMERGING MARKETS FUND WILL BE AVAILABLE ON MAY 1, 1997. The availability of such Funds may be delayed beyond May 1, 1997, pending receipt of state approvals. Before investing in any of the Sub-accounts, carefully review the prospectuses of the eligible Funds.

    This Prospectus contains information regarding the Contracts which investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information about the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is available without charge upon request. To obtain a free copy, contact Great American Reserve at the address or telephone number given above. The Table of Contents of the Statement of Additional Information appears in this Prospectus on page 36. The Statement of Additional Information is incorporated herein by reference and dated May 1, 1997.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTORS SHOULD READ AND RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                       PAGE
Definitions.............................................. 4
Summary      ............................................ 5
Condensed Financial Information......................... 10
Great American Reserve, Variable Account,
    and the Investment Options
         A.  Great American Reserve..................... 15
         B.  Variable Account........................... 15
         C.  Investment Options......................... 16
The Contracts
         A.  Accumulation Provisions
             PURCHASE PAYMENTS.......................... 18
             ACCUMULATION UNITS......................... 19
             ALLOCATION OF PURCHASE
                  PAYMENTS AND TRANSFERS................ 19
             DOLLAR COST AVERAGING...................... 20
             REBALANCING................................ 20
             SWEEPS..................................... 20
             VALUE OF AN INDIVIDUAL ACCOUNT ............ 20
             NET INVESTMENT FACTOR FOR EACH
                  VALUATION PERIOD..................... 20
             INFORMATION ON THE FIXED ACCOUNT ......... 21
             WITHDRAWALS............................... 22
             SYSTEMATIC WITHDRAWAL PLAN................ 22
             CHECK WRITING............................. 23
             LOANS..................................... 23
             CONTRACT CHARGES
                  PREMIUM TAXES........................ 23
                  ADMINISTRATIVE CHARGE ............... 23
                  MORTALITY AND EXPENSE RISK
                      CHARGE........................... 23
                  WITHDRAWAL CHARGE.................... 24
                  REDUCTION OR ELIMINATION OF
                      CONTRACT CHARGES................. 25
                  EXPENSE GUARANTEE AGREEMENT ......... 25
                  OTHER CHARGES........................ 26
             DEATH BENEFITS............................ 26
             OPTIONS UPON TERMINATION OF
                  PARTICIPATION IN THE PLAN............ 26
             RESTRICTIONS UNDER OPTIONAL
                  RETIREMENT PROGRAMS.................. 26
             RESTRICTIONS UNDER SECTION
                  403(B) PLANS......................... 26
         B.  Annuity Provisions
             OPTIONAL ANNUITY PERIOD ELECTIONS ........ 27
             ANNUITY OPTIONS........................... 27
             DETERMINATION OF AMOUNT
                  OF THE FIRST MONTHLY VARIABLE
                  ANNUITY PAYMENT...................... 28
             VALUE OF AN ANNUITY UNIT.................. 29
             AMOUNTS OF SUBSEQUENT MONTHLY
                  VARIABLE ANNUITY PAYMENTS............ 29
             TRANSFERS DURING THE ANNUITY
                  PERIOD............................... 30
             DEATH BENEFIT DURING THE ANNUITY
                  PERIOD............................... 30
         C.  Other Contract Provisions
             COMPANY APPROVAL.......................... 31
             TEN-DAY RIGHT TO REVIEW................... 31
             MODIFICATION OF THE CONTRACT.............. 31
             TRANSFER OF OWNERSHIP, ASSIGNMENT ........ 31
Federal Tax Matters
         A.  General................................... 31
         B.  Status of Annuity Contracts .............. 32
             QUALIFIED CONTRACTS....................... 32
         C.  Taxation of Distributions................. 33
         D.  Other Considerations...................... 35
Voting Rights.......................................... 35
General Matters
             PERFORMANCE INFORMATION................... 35
             DISTRIBUTION OF CONTRACTS................. 36
             CONTRACT OWNER INQUIRIES.................. 36
             LEGAL PROCEEDINGS......................... 36
             OTHER INFORMATION......................... 36
Table of Contents of the Statement
    of Additional Information.......................... 36

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

DEFINITIONS

    ACCUMULATION PERIOD: The period before the commencement of annuity payments, during which purchase payments are accumulated for payment of future annuity benefits.

    ACCUMULATION UNIT: An accounting unit of measure used to calculate the values during the accumulation period.


    AMOUNT REDEEMED: The total value of the accumulation units canceled upon partial or full withdrawal during the accumulation period.


    ANNUITANT: The named individual who receives annuity payments.

    ANNUITY: A series of payments for life; or for life with a minimum number of payments certain; or for the joint lifetime of the annuitant and a second person and thereafter during the remaining lifetime of the survivor; or for a certain period; or for a certain payment amount.

    ANNUITY PERIOD: The period following the commencement of annuity payments.

    ANNUITY UNIT: An accounting unit of measure used to calculate the amount of annuity payments.

    COMPLETED ANNUAL CONTRIBUTION PERIOD: The period of time in which the contract owner has made the annual number of purchase payments agreed upon when the contract was applied for; e.g., if the owner agrees that an annual contribution period will consist of 12 payments in a year, the annual contribution period is not completed until the 12th purchase payment is made.


    CONTRACT OWNER: The entity to which the contract is issued, usually the employer. Also referred to as the "Owner".


    CONTRACT VALUE: The total of your individual account values held under the contract in each investment option of the variable account plus the fixed account.

    FIXED ACCOUNT: The general account of Great American Reserve in which you may choose to allocate purchase payments and contract values. It provides guaranteed values and periodically adjusted interest rates.


    GREAT AMERICAN RESERVE: Great American Reserve Insurance Company. Also referred to as "we" or "us."


    GREAT  AMERICAN  RESERVE  VARIABLE  ANNUITY  ACCOUNT C  (VARIABLE  ACCOUNT):
Pursuant to the insurance laws of Texas, assets attributable to the variable portions of contracts are segregated from other assets of Great American Reserve and are held in the Great American Reserve Variable Annuity Account C.


    INDIVIDUAL ACCOUNT: The record established by Great American Reserve which represents a contract owner's interest in an investment option during the accumulation period.


    INVESTMENT OPTIONS: The investment choices available to contract owners.

    PARTICIPANT: Any eligible person participating in a plan and for whom an individual account is established under a contract.

    PLAN: A voluntary program of an employer which qualifies for special tax treatment.

    PURCHASE PAYMENTS: Premium payments made to Great American Reserve under the terms of the contract.

    REDEMPTION PAYMENT: The amount paid upon a withdrawal request, equal to the amount redeemed less any applicable withdrawal charge and any administrative fee deduction.

    VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next such day or to the same time on any day in which there are sufficient purchases or redemptions in accumulation units that the current net asset value of those units might be materially affected by changes in the value of the portfolio securities.

    VARIABLE ANNUITY: An annuity which provides retirement payments which vary in dollar amount with investment results.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

SUMMARY

    THE CONTRACTS. The Contracts offered by this Prospectus are tax-deferred flexible purchase payment group variable annuity contracts. The Contracts provide for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and set forth under the caption "Information on the Fixed Account", this Prospectus describes only the variable portion of the Contracts.

    RETIREMENT PLANS. The Contracts may be issued pursuant to plans qualifying for special income tax treatment under the Internal Revenue Code (the "Code"), such as pension and profit sharing plans, tax-sheltered annuities ("TSAs"), and state and local government deferred compensation plans (see "Qualified Contracts").


    PURCHASE PAYMENTS. The Contracts permit Purchase Payments to be made on a flexible purchase payment basis. The minimum initial payment and amount for each subsequent payment is $10 per month. Purchase Payments may be made at any time, except that if a Purchase Payment exceeds $500,000, it will be accepted only with the prior approval of Great American Reserve (see "Purchase Payments").

    INVESTMENT OPTIONS. Purchase Payments may be allocated among the 31 investment options available under the Contracts: 30 variable investment options and one fixed option. The 30 variable investment options consist of Sub-accounts which invest in shares of the following Funds: the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT
- Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond, International Equity, and Utility Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Variable Insurance Funds, Inc. Growth Fund II; the Strong Special Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds (see the accompanying prospectuses of the eligible Funds). The portion of the Contract Value in the Variable Account will reflect the investment performance of the investment options selected (see "Variable Account"). Purchase Payments may also be allocated to the Fixed Account (see "Information on the Fixed Account"). Subject to certain regulatory limitations, Great American Reserve may elect to add, subtract or substitute investment options. Groups that invest in the Contracts may limit the number of the investment options available to their individual Participants.


    TRANSFERS. During the Accumulation Period, amounts may be transferred among the Variable Account investment options and from the Variable Account investment options to the Fixed Account investment option without charge. In addition, amounts may be transferred from the Fixed Account investment option to the Variable Account investment options, subject to a limit of 20 percent of the Fixed Account value per any six-month period (see "Information on the Fixed Account"). During the Annuity Period, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Great American Reserve may impose certain additional limitations on transfers (see "Allocation of Purchase Payments and Transfers" and "Transfers During the Annuity Period"). Transfer privileges may also be used under special services offered by Great American Reserve to dollar cost average an investment in the contract (see "Dollar Cost Averaging"), or transfer earnings from the Fixed Account to another investment option (see "Sweeps"), or rebalance an investment on a periodic basis (see "Rebalancing").


    WITHDRAWALS. The Participant may withdraw all or a portion of the Contract Value. A withdrawal charge and an administrative fee may be imposed (see "Withdrawal Charge"). A withdrawal may also be subject to a penalty tax (see "Federal Tax Matters"). Withdrawal privileges may also be exercised pursuant to Great American Reserves systematic withdrawal plan (see "Systematic Withdrawal Plan") and check writing privilege (see "Check Writing").


    LOANS. The contract may contain a loan provision in connection with certain qualified plans. Owners of such contracts may be eligible to obtain loans using the contract as the only security for the loan (see "Loans").

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


    DEATH BENEFIT. Generally, if the Annuitant dies during the Accumulation Period, Great American Reserve will pay to the beneficiary the death benefit less any outstanding loans (see "Death Benefit").


    ANNUITY PAYMENTS. Great American Reserve offers a variety of fixed and variable annuity options. Periodic annuity payments will begin during the Annuity Period. The Contract Owner selects the date when annuity payments begin, frequency of payment and annuity option (see "Annuity Provisions").


    TEN-DAY REVIEW. Within 10 days of receipt of a Contract, a Contract Owner may cancel the Contract by returning it to Great American Reserve (see "Ten-Day Right to Review").

    CHARGES AND DEDUCTIONS. The following table and examples are designed to assist Contract Owners in understanding the various expenses that Contract Owners bear directly and indirectly. The table reflects expenses of the Variable Account and the underlying Portfolios. The items listed under "Contract Owner Transaction Expenses" and "Annual Expenses of Variable Account" are completely described in this Prospectus (see "Contract Charges"). The items listed under Annual Fund Expenses After Reimbursement are described in detail in the prospectuses of the eligible Funds to which reference should be made.



Contract Owner Transaction Expenses (1)
   Sales Load Imposed on Purchase ............................................................... None
   Deferred Sales Load (as a percentage of amount redeemed)
    COMPLETED ANNUAL CONTRIBUTION PERIODS
         FOR THE INDIVIDUAL ACCOUNT

              Less than 5....................................................................... 5.00%
              5 but less than 10................................................................ 3.00%
              10 but less than 15............................................................... 2.00%
              15 or more........................................................................  None
      Surrender Fee.............................................................................  None
      Exchange Fee..............................................................................  None
Annual Contract Fee.............................................................................   $15
Annual Expenses of Variable Account (as a percentage of average net assets)
      Mortality and Expense Risk Fees........................................................... 1.00%
      Other Expenses............................................................................. None
Total Annual Expenses of Variable Account (2)................................................... 1.00%

--------------------------------------------------------------------------------


(1) Premium taxes are not shown. Any premium tax due will be deducted from Purchase Payments or from Individual Account values at the annuity commencement date or at such other time as the tax becomes due, unless assessed by the applicable jurisdiction when Purchase Payments are received; in such event, the taxes will be deducted from Purchase Payments. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.


(2) Great American Reserve has guaranteed the total of the investment management fees charged against Conseco Series Trust's Common Stock, Corporate Bond and Money Market Portfolios whose shares are purchased by Variable Account, plus mortality and expense risk imposed upon the assets of the corresponding Sub-accounts of Variable Account will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contract had the Combination not occurred (see "Expense Guarantee Agreement").

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------
ANNUAL FUND EXPENSES AFTER REIMBURSEMENT (1) (AS A PERCENTAGE OF AVERAGE
NET ASSETS)


                                                                            Management       Other            Total
                                                                                  Fees    Expenses         Expenses
-------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
   Asset Allocation Portfolio (2) .......................................         .55%         .20%            .75%(3)
   Common Stock Portfolio (2) ...........................................         .60%         .20%            .80%(3)
   Corporate Bond Portfolio .............................................         .50%         .20%            .70%(3)
   Government Securities Portfolio ......................................         .50%         .20%            .70%(3)
   Money Market Portfolio (2) ...........................................         .25%         .20%            .45%(3)
THE ALGER AMERICAN FUND
   Alger American Growth Portfolio ......................................         .75%         .04%            .79%
   Alger American Leveraged AllCap Portfolio ............................         .85%         .24%(4)        1.09%
   Alger American MidCap Growth Portfolio ...............................         .80%         .04%            .84%
   Alger American Small Capitalization Portfolio ........................         .85%         .03%            .88%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   International Fund ...................................................        1.50%         0.0%           1.50%
   Value Fund ...........................................................        1.00%         0.0%           1.00%
BERGER INSTITUTIONAL PRODUCTS TRUST
   Berger IPT -100 Fund (5) .............................................         .00%        1.00%           1.00%
   Berger IPT - Growth and Income Fund (5) ..............................         .00%        1.00%           1.00%
   Berger IPT - Small Company Growth Fund (5) ...........................         .00%        1.15%           1.15%
   Berger/BIAM IPT - International Fund (6) .............................         .00%        1.20%           1.20%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC .......................         .75%         .24%            .99%(7)
DREYFUS STOCK INDEX FUND ................................................        .245%        .055%            .30%(8)
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ...................................         .01%         .79%            .80%(9)
   Federated International Equity Fund II ...............................         .00%        1.25%           1.25%(9)
   Federated Utility Fund II ............................................         .24%         .61%            .85%(9)
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ..........................................         .72%         .04%            .76%(10)
   Growth Portfolio .....................................................         .65%         .04%            .69%(10)
   Worldwide Growth Portfolio ...........................................         .66%         .14%            .80%(10)
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio ......................................         .65%         .13%            .78%
   Partners Portfolio ...................................................         .84%         .11%            .95%
STRONG SPECIAL FUND II ..................................................        1.00%         .17%           1.17%
STRONG VARIABLE INSURANCE FUNDS, INC
   Growth Fund II .......................................................        1.00%        1.00%           2.00%
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)        1.00%         .23%           1.23%
   Worldwide Bond Fund ..................................................        1.00%         .16%           1.16%
   Worldwide Emerging Markets Fund ......................................        1.00%         .50%           1.50%(12)


--------------------------------------------------------------------------------


(1) The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Fund expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.

(2) Conseco Capital Management, Inc., since January 1, 1993, has voluntarily waived its Management Fees in excess of the annual rates set forth above. Absent such Fee waivers, the management Fees would have totaled: 0.65 percent for Asset Allocation; 0.65 percent for Common Stock; and 0.50 percent for Money Market.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------



(3) Conseco Capital Management, Inc., the investment adviser of the Conseco Series Trust, has voluntarily agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each listed Portfolio, so long as such reimbursement would not result in a Portfolio's inability to qualify as a regulated investment company under the Code: 0.75 percent for Asset Allocation; 0.80 percent for Common Stock; 0.70 percent for Corporate Bond and Government Securities; and 0.45 percent for Money Market. The total percentage in the above table is after reimbursement. In the absence of expense reimbursement, the total fees and expenses in 1996 would have totaled: 0.95 percent for Asset Allocation; 0.81 percent for Common Stock; 0.77 percent for Corporate Bond; 0.91 percent for Government Securities; 0.58 percent for Money Market.

(4) The Alger American Leveraged AllCap Portfolio "Other Expenses" includes .03 percent of interest expense.

(5) Berger Associates, the Fund's investment adviser, has voluntarily agreed to waive its advisory fee and has voluntarily reimbursed the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT - 100 Fund and the Berger IPT - Growth and Income Fund exceed 1.00%, and the normal operating expenses in any fiscal year of the Berger IPT - Small Company Growth Fund exceed 1.15%, of the respective Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger IPT - 100 Fund, Berger IPT - Growth and Income Fund and the Berger IPT - Small Company Growth Fund would have been 0.75%, 0.75% and 0.90%, respectively, and their Total Expenses would have been 7.69%, 7.70% and 8.57%, respectively.

(6) Based on estimated expenses for the first year of operations of the Berger/BIAM IPT - International Fund, after fee waivers and expense reimbursements. Berger Associates, the Fund's investment adviser, has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Berger/BIAM IPT - International Fund exceed 1.20%, of the Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the Management Fee for the Berger/BIAM IPT - International Fund would be 0.90%, and its Total Expenses would be estimated to be 8.96%.

(7) In 1996, The Dreyfus Corporation waived .03% of its management fee. The Dreyfus Corporation does not intend to waive a portion of its management fee for fiscal year 1997.

(8) Dreyus Corporation, the Fund's investment adviser, has voluntarily agreed until such time as it gives investors 180 days notice to the contrary, to reimburse all or a portion of its advisory fee to the extent that the total expenses of the Fund (excluding brokerage commissions, transaction fees and extraordinary expenses), are in excess of .40 of 1% of the value of the Fund's average daily net assets.


(9) In the absence of a voluntary waiver by Federated Advisers, the Funds' investment adviser, the Management Fee and Total Expenses would have been 0.60% and 1.39%, respectively, for High Income Bond and 0.75% and 1.36%, respectively, for Utility. Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Advisers, the Management Fee and Total Expenses for International Equity would have been 1.00% and 4.30%, respectively.


(10) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation, the investment adviser of the Janus Aspen Series. Without such waivers or deductions, the total fees and expenses in 1996 would have totaled: 0.83% for Aggressive Growth; 0.83% for Growth; and 0.91% for Worldwide Growth.

(11) Neuberger & Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding series. Similarly, "Other Expenses" includes all other expenses of Portfolio and its corresponding series.

(12) Expenses for Worldwide Emerging Markets Fund are being voluntarily capped by the Fund's investment adviser at 1.50% of average net assets. In the absence of the investment adviser's absorption of these expenses, Other Expenses and Total Expenses would be 1.64% and 2.64%, respectively.



    Great American Reserve has guaranteed certain expenses not to exceed a total of 1.44 percent on an annual basis of the average annual net assets of the Conseco Series Trust Common Stock, Corporate Bond and Money Market Portfolios that is equal to the same charges that would have been imposed under the Contracts had the Combination not occurred (see "Expense Guarantee Agreement").

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------
GROUP VARIABLE ANNUITY CONTRACT

EXAMPLE 1 - Assuming surrender at the end of the periods shown (1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:


                                                                 1 YEAR        3 YEARS        5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------


CONSECO SERIES TRUST
   Asset Allocation Portfolio ...........................          $ 69          $107          $148          $241
   Common Stock Portfolio ...............................            69           109           150           247
   Corporate Bond Portfolio .............................            68           106           145           236
   Government Securities Portfolio ......................            68           106           145           236
   Money Market Portfolio ...............................            66            98           132           209
THE ALGER AMERICAN FUND
   Alger American Growth Portfolio ......................            69           108           150           246
   Alger American Leveraged AllCap Portfolio ............            72           117           165           277
   Alger American MidCap Growth Portfolio ...............            70           110           152           251
   Alger American Small Capitalization Portfolio ........            70           111           154           255
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   International Fund ...................................            76           130           186           318
   Value Fund ...........................................            71           115           161           267
BERGER INSTITUTIONAL PRODUCTS TRUST
   Berger IPT - 100 Fund ................................            71           115           161           267
   Berger IPT - Growth and Income Fund ..................            71           115           161           267
   Berger IPT - Small Company Growth Fund ...............            73           119           168           283
   Berger/BIAM IPT - International Fund .................            73           121           171           288
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. ......            71           114           160           266
DREYFUS STOCK INDEX FUND ................................            64            93           124           193
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ...................            69           109           150           247
   Federated International Equity Fund II ...............            74           122           173           293
   Federated Utility Fund II ............................            70           110           153           252
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ..........................            69           107           148           242
   Growth Portfolio .....................................            68           105           145           235
   Worldwide Growth Portfolio ...........................            69           109           150           247
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio ......................            69           108           149           245
   Partners Portfolio ...................................            71           113           158           262
STRONG SPECIAL FUND II ..................................            73           120           169           285
STRONG VARIABLE INSURANCE FUNDS, INC.
   Growth Fund II .......................................            81           145           210           366
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural
        Resources Fund) .................................            74           122           172           291
   Worldwide Bond Fund ..................................            73           120           169           284
   Worldwide Emerging Markets Fund ......................            76           130           186           318
-------------------------------------------------------------------------------------------------------------------

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


GROUP VARIABLE ANNUITY CONTRACT

EXAMPLE 2 - Assuming annuitization at the end of the periods shown (1): You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:



                                                                  1 YEAR         3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
    Asset Allocation Portfolio ...........................          $ 69          $107          $ 98          $211
    Common Stock Portfolio ...............................            69           109           100           217
    Corporate Bond Portfolio .............................            68           106            95           206
    Government Securities Portfolio ......................            68           106            95           206
    Money Market Portfolio ...............................            66            98            82           179
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio ......................            69           108           100           216
    Alger American Leveraged AllCap Portfolio ............            72           117           115           247
    Alger American MidCap Growth Portfolio ...............            70           110           102           221
    Alger American Small Capitalization Portfolio ........            70           111           104           225
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    International Fund ...................................            76           130           136           288
    Value Fund ...........................................            71           115           111           237
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund ................................            71           115           111           237
    Berger IPT - Growth and Income Fund ..................            71           115           111           237
    Berger IPT - Small Company Growth Fund ...............            73           119           118           253
    Berger/BIAM IPT - International Fund .................            73           121           121           258
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .......            71           114           110           236
DREYFUS STOCK INDEX FUND .................................            64            93            74           163
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II ...................            69           109           100           217
    Federated International Equity Fund II ...............            74           122           123           263
    Federated Utility Fund II ............................            70           110           103           222
JANUS ASPEN SERIES
    Aggressive Growth Portfolio ..........................            69           107            98           212
    Growth Portfolio .....................................            68           105            95           205
    Worldwide Growth Portfolio ...........................            69           109           100           217
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio ......................            69           108            99           215
    Partners Portfolio ...................................            71           113           108           232
STRONG SPECIAL FUND II ...................................            73           120           119           255
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II .......................................            81           145           160           336
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund (formerly, Gold and Natural
         Resources Fund) .................................            74           122           122           261
    Worldwide Bond Fund ..................................            73           120           119           254
    Worldwide Emerging Markets Fund ......................            76           130           136           288
-------------------------------------------------------------------------------------------------------------------




                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------
GROUP VARIABLE ANNUITY CONTRACT


EXAMPLE 3 - Assuming the Contract  stays in force through the periods shown (1):
You would pay the following expenses on a $1,000 investment, assuming 5 percent annual return on assets:



                                                                  1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
    Asset Allocation Portfolio ...........................          $ 18          $ 56          $ 97          $210
    Common Stock Portfolio ...............................            19            58           100           216
    Corporate Bond Portfolio .............................            18            55            94           205
    Government Securities Portfolio ......................            18            55            94           205
    Money Market Portfolio ...............................            15            47            81           178
THE ALGER AMERICAN FUND
    Alger American Growth Portfolio ......................            19            58            99           215
    Alger American Leveraged AllCap Portfolio ............            22            67           114           246
    Alger American MidCap Growth Portfolio ...............            19            59           102           220
    Alger American Small Capitalization Portfolio ........            20            60           104           224
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    International Fund ...................................            26            79           135           287
    Value Fund ...........................................            21            64           110           237
BERGER INSTITUTIONAL PRODUCTS TRUST
    Berger IPT - 100 Fund ................................            21            64           110           237
    Berger IPT - Growth and Income Fund ..................            21            64           110           237
    Berger IPT - Small Company Growth Fund ...............            22            68           117           252
    Berger/BIAM IPT - International Fund .................            23            70           120           257
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. .......            21            64           109           236
DREYFUS STOCK INDEX FUND .................................            14            43            74           162
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II ...................            19            58           100           216
    Federated International Equity Fund II ...............            23            71           122           262
    Federated Utility Fund II ............................            19            59           102           221
JANUS ASPEN SERIES
    Aggressive Growth Portfolio ..........................            18            57            97           211
    Growth Portfolio .....................................            18            55            94           204
    Worldwide Growth Portfolio ...........................            19            58           100           216
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
    Limited Maturity Bond Portfolio ......................            19            57            99           214
    Partners Portfolio ...................................            20            62           107           231
STRONG SPECIAL FUND II ...................................            22            69           118           254
STRONG VARIABLE INSURANCE FUNDS, INC.
    Growth Fund II .......................................            31            94           160           335
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund (formerly, Gold and Natural
         Resources Fund) .................................            23            71           121           260
    Worldwide Bond Fund ..................................            22            69           118           253
    Worldwide Emerging Markets Fund ......................            26            79           135           287
--------------------------------------------------------------------------------------------------------------------



                                                             GREAT AMERICAN
                                                                 RESERVE
                                                             1997 ACCOUNT C
                                                         Group Variable Annuity
--------------------------------------------------------------------------------


PLEASE REMEMBER THAT THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. SIMILARLY, THE 5 PERCENT ANNUAL RATE OF RETURN IS NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE.


(1) This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.


     The above table reflects estimates of expenses of the Variable Account and the Funds. The standard table and examples assume the highest deductions possible under a contract, whether or not such deductions actually would be made under a contract. Annual maintenance charges have been approximated as a 7 basis point annual asset charge based on the experience of the flexible premium payment contracts.




CONDENSED FINANCIAL INFORMATION


     The tables below provide per unit information about the financial history of each Sub-account. No per-unit information is provided with respect to the Sub-accounts investing in the Alger American Fund Growth and MidCap Growth Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger Institutional Products Trust Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT
- International Funds; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Special Fund II; the Strong Variable Insurance Funds, Inc. Growth Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund because these Funds were not available as of December 31, 1996.




                              1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
ASSET ALLOCATION (C)
Accumulation unit value at
   beginning of period ...    $1.370      1.052      1.068      $1.000        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
   end of period .........    $1.740     $1.370     $1.052      $1.068        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
   mulation unit value ...    27.01%     30.19%     (1.51)%      6.84%        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
   units outstanding at
   end of period ......... 5,801,102  5,007,682  3,888,125   2,257,426        N/A       N/A       N/A       N/A       N/A       N/A

COMMON STOCK - QUALIFIED (A)
Accumulation unit value at
   beginning of period ...   $12.448     $9.191     $9.069      $8.492     $8.292    $5.827    $6.313    $4.804    $4.491    $4.420

Accumulation unit value at
   end of period .........   $17.933    $12.448     $9.191      $9.069     $8.492    $8.292    $5.827    $6.313    $4.804    $4.491
Percentage change in accu-
   mulation unit value ...    44.06%     35.44%      1.35%       6.79%      2.41%    42.30%    (7.70)%   31.41%     6.97%     1.61%

Number of accumulation
   units outstanding at
   end of period ......... 8,464,009  7,950,068  7,356,167   6,310,119  5,499,342 4,667,263 4,275,235 4,188,009 4,384,189 4,753,634

-----------------------------------------------------------------------------------------------------------------------------------



(CONTINUED)

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          GROUP VARIABLE ANNUITY
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION - CONT.


                              1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST - CONT.
COMMON STOCK - NON-QUALIFIED (A)
Accumulation unit value at
  beginning of period ....    $9.854     $7.275     $7.179      $6.722     $6.564    $4.612    $4.997    $3.803    $3.555    $3.567
Accumulation unit value at
  end of period ..........   $14.195     $9.854     $7.275      $7.179     $6.722    $6.564    $4.612    $4.997    $3.803    $3.555
Percentage change in accu-
  mulation unit value ....    44.06%     35.44%      1.35%       6.79%      2.41%    42.30%  (7.70)%    31.41%     6.97%    (0.34)%
Number of accumulation
  units outstanding at
  end of period ..........   283,828    286,775    271,457     252,573    191,299   152,332   125,393   105,484   128,262   228,537

CORPORATE BOND - QUALIFIED (B)
Accumulation unit value at
  beginning of period ....    $4.790     $4.080     $4.224      $3.768     $3.466    $2.899    $2.743    $2.405    $2.245    $2.213
Accumulation unit value at
  end of period ..........    $4.990     $4.790     $4.080      $4.224     $3.768    $3.466    $2.899    $2.743    $2.405    $2.245
Percentage change in accu-
  mulation unit value ....     4.19%     17.38%     (3.41)%     12.12%      8.70%    19.57%     5.66%    14.09%     7.11%     1.43%
Number of accumulation
   units outstanding at
  end of period .......... 2,973,412  3,072,607  2,961,739   3,003,770  2,490,084 2,145,672 1,998,622 2,083,583 2,092,143 2,321,770

CORPORATE BOND - NON-QUALIFIED (B)
Accumulation unit value at
  beginning of period ....    $4.602     $3.921     $4.059      $3.620     $3.330    $2.785    $2.636    $2.310    $2.157    $2.134
Accumulation unit value at
  end of period ..........    $4.795     $4.602     $3.921      $4.059     $3.620    $3.330    $2.785    $2.636    $2.310    $2.157
Percentage change in accu-
  mulation unit value ....     4.19%     17.38%     (3.41)%     12.12%      8.70%    19.57%     5.66%    14.09%     7.11%     1.10%
Number of accumulation
  units outstanding at
  end of period ..........   136,642    179,684    197,847     185,569    123,618    98,273   118,597   140,928    99,057   101,084

GOVERNMENT SECURITIES (C)
Accumulation unit value at
  beginning of period ....    $1.156     $0.995     $1.034      $1.000        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.176     $1.156     $0.995      $1.034        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     1.72%     16.18%     (3.79)%      3.42%       N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   365,164    422,359    335,451     535,607        N/A       N/A       N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------


(CONTINUED)

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION - CONT.


                               1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST - CONT.
MONEY MARKET (B)
Accumulation unit value at
  beginning of period ....    $2.496     $2.387     $2.321      $2.280     $2.224    $2.120    $1.978    $1.830    $1.726    $1.636
Accumulation unit value at
  end of period ..........    $2.598     $2.496     $2.387      $2.321     $2.280    $2.224    $2.120    $1.978    $1.830    $1.726
Percentage change in accu-
  mulation unit value ....      4.10%      4.57%      2.85%       1.79%      2.52%     4.89%     7.22%     8.08%     6.01%     5.50%
Number of accumulation
  units outstanding at
  end of period .......... 1,849,618  1,538,629  1,619,841   1,465,429  1,790,486 1,762,019 1,798,156 1,869,049 1,705,508 2,039,312
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
ALGER AMERICAN LEVERAGED ALLCAP (D)
Accumulation unit value at
  beginning of period ....    $1.411     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.565     $1.411        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     10.92%     41.12%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   332,180     48,284        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

ALGER AMERICAN SMALL CAPITALIZATION (D)
Accumulation unit value at
  beginning of period ....    $1.222     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.260     $1.222        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....      3.14%     22.18%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period .......... 1,294,236    421,326        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (d)
Accumulation unit value at
  beginning of period ....    $1.178     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.413     $1.178        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     20.01%     17.76%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   114,173     27,728        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A


-----------------------------------------------------------------------------------------------------------------------------------


(CONTINUED)

                                                             GREAT AMERICAN
                                                                 RESERVE
                                                             1997 ACCOUNT C
                                                         Group Variable Annuity
--------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION - CONT.
                                1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (D)
Accumulation unit value at
  beginning of period ....    $1.160     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.402     $1.160        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     20.79%     16.03%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period .......... 1,395,520    561,967        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
FEDERATED HIGH INCOME BOND II (D)
Accumulation unit value at
  beginning of period ....    $1.070     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.210     $1.070        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     13.17%      6.96%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........    44,124      1,178        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

FEDERATED INTERNATIONAL EQUITY II (D)
Accumulation unit value at
  beginning of period ....    $1.028     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.102     $1.028        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....      7.23%      2.80%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........    70,090      9,399        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

FEDERATED UTILITY II (D)
Accumulation unit value at
  beginning of period ....    $1.125     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.243     $1.125        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     10.45%     12.53%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   111,929     53,189        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------



(CONTINUED)

                                 GREAT AMERICAN
                                     RESERVE
                                 1997 ACCOUNT C
                             Group Variable Annuity
--------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION - CONT.
                               1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
AGGRESSIVE GROWTH (D)
Accumulation unit value at
  beginning of period ....    $1.269     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.357     $1.269        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....      6.87%     26.93%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   881,491    398,348        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

GROWTH (D)
Accumulation unit value at
  beginning of period ....    $1.170     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.372     $1.170        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     17.27%     17.02%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........   570,927    144,293        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

WORLDWIDE GROWTH (D)
Accumulation unit value at
  beginning of period ....    $1.214     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.551     $1.214        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....    $27.74%     21.40%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period .......... 1,845,276    230,889        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

THE VAN ECK WORLDWIDE INSURANCE TRUST
WORLDWIDE HARD ASSETS (FORMERLY, GOLD AND NATURAL RESOURCES) (D)
Accumulation unit value at
  beginning of period ....    $1.080     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.262     $1.080        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
  Percentage change in accu-
  mulation unit value ....     16.88%      7.97%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........    49,773     27,240        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------


(CONTINUED)

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION - CONT.
                               1996       1995       1994        1993       1992      1991      1990      1989      1988      1987
----------------------------------------------------------------------------------------------------------------------------------
THE VAN ECK WORLDWIDE INSURANCE TRUST - CONT.
WORLDWIDE BOND (D)
Accumulation unit value at
  beginning of period ....    $1.021     $1.000        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value at
  end of period ..........    $1.036     $1.021        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in accu-
  mulation unit value ....     $1.50%      2.05%       N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation
  units outstanding at
  end of period ..........    23,735      6,030        N/A         N/A        N/A       N/A       N/A       N/A       N/A       N/A

----------------------------------------------------------------------------------------------------------------------------------



(a)   The unit value was $1.000 on the inception date of December 3, 1965.
(b)   The unit value was $1.000 on the inception date of May 19, 1981.
(c)   The unit value was $1.000 on the inception date of May 1, 1993.
(d)   The unit value was $1.000 on the inception date of June 1, 1995.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

GREAT AMERICAN RESERVE, VARIABLE
ACCOUNT, AND THE INVESTMENT OPTIONS

A.  GREAT AMERICAN RESERVE

    Great American Reserve, originally organized in 1937, is principally engaged in the life insurance business in 47 states and the District of Columbia. Great American Reserve is a stock company organized under the laws of the state of Texas and an indirect wholly owned subsidiary of Conseco, Inc. (Conseco). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are the development, marketing and administration of specialized annuity and life insurance products. Conseco is located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.


    All inquiries regarding Individual Accounts, the Contracts, or any related matter should be directed to Great American Reserves Variable Annuity Department at the address and telephone number shown on page 1 of this Prospectus. The financial statements of Great American Reserve included in the Statement of Additional Information should be considered only as bearing upon the ability of Great American Reserve to meet the obligations under the Contracts. Furthermore, neither the assets of Conseco nor those of any company in the Conseco group of companies other than Great American Reserve support these obligations. As of December 31, 1996, Great American Reserve had total assets of $2.7 billion and total shareholder's equity of $396.9 million. Great American Reserve does not guarantee the investment performance of the Variable Account investment options.


B. VARIABLE ACCOUNT

    Variable Account, originally established in 1980 by Voyager Life Insurance Company, is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). At a combined Special Meeting held on December 14, 1992, the Contract Owners and Participants in Variable Account, Great American Reserve Variable Annuity Account Fund "Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of Variable Account, Annuity Fund, and Account D, contemplated thereby. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and Variable Account became the continuing separate account. Also on May 1, 1993, all of the portfolio assets of Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Common Stock, Corporate Bond and Money Market Portfolios of the Conseco Series Trust. In exchange for such assets, shares of the Common Stock, Corporate Bond and Money Market Portfolios were issued to the Common Stock Sub-account, Corporate Bond Sub-account and Money Market Sub-account of restructured Variable Account, respectively. The respective interests of Contract Owners and Participants immediately after the Combination were equal to their former interests in Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination.

    Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Great American Reserve as managed separate accounts investing directly in securities. Variable Account invested primarily in debt securities, Annuity Fund invested primarily in equity securities, and Account D invested only in money market instruments. As a result of the Combination, Variable Account invests in shares of the Conseco Series Trust, which, in turn, invest directly in diversified portfolios of securities, as described in the Conseco Series Trusts prospectus and statement of additional information. The Variable Account also invests in shares of Funds described herein.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------



    The Variable Account is segmented into Sub-accounts. Each Sub-account invests in shares of one of the eligible Funds and such shares are purchased at net asset value. The Sub-accounts and Funds may be added or withdrawn as permitted by applicable law. The Variable Account consists of 30 Sub-accounts, each of which invests in shares of one of the eligible Funds of the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, Government Securities, and Money Market Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Variable Insurance Funds, Inc. Growth Fund II; the Strong Special Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, and Worldwide Emerging Markets Funds. Great American Reserve reserves the right to add other Sub-accounts, eliminate existing Sub-accounts, combine Sub-accounts or transfer assets in one Sub-account to another Sub-account established by Great American Reserve or an affiliate company. Great American Reserve will not eliminate existing Sub-accounts or combine Sub-accounts without any required prior approval of the appropriate state or federal regulatory authorities.


    The assets of Variable Account are not chargeable with liabilities arising out of any other business Great American Reserve may conduct. In addition, any income, gains or losses realized or unrealized on assets of Variable Account are credited to or charged against Variable Account without regard to other income, gains or losses of Great American Reserve. Nevertheless, obligations arising under the Contracts are obligations of Great American Reserve.

    In addition to the net assets and other liabilities for variable annuity contracts, Variable Accounts assets will include assets derived from charges made by Great American Reserve. Great American Reserve may transfer out to its general account any of Variable Accounts assets that are in excess of the reserves and other liabilities relating to the Contracts.

      Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of Variable Account, except to determine compliance with broad statutory criteria.

C. INVESTMENT OPTIONS

    The investment objectives of the Sub-accounts available through the Variable Account are briefly described below. More detailed information is contained in the current prospectuses of the Funds.

CONSECO SERIES TRUST

    ASSET ALLOCATION PORTFOLIO seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. The Portfolio seeks to achieve this objective by pursuing an active asset allocation strategy whereby investments are allocated, based upon thorough investment research, valuation and analysis of market trends and the anticipated relative total return available, among various asset classes including debt securities, equity securities, and money market instruments.

    COMMON STOCK PORTFOLIO seeks to provide a high total return consistent with preservation of capital and a prudent level of risk primarily by investing in selected equity securities and other securities having the investment characteristics of common stocks.

    CORPORATE  BOND  PORTFOLIO  seeks to provide as high a level of income as is
consistent  with  preservation  of  capital  by  investing   primarily  in  debt
securities.

     GOVERNMENT SECURITIES PORTFOLIO seeks safety of capital, liquidity and current income by investing primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government, including mortgage-related securities.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


    MONEY MARKET PORTFOLIO seeks current income consistent with stability of capital and liquidity. An investment in this Portfolio is neither insured nor guaranteed by the U.S. government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

THE ALGER AMERICAN FUND


    ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.


    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3 percent of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolios value to fluctuate.


    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index. This Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of larger or smaller issuers and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks a long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index. This Index is designed to track the performance of small capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $10 million to $1.94 billion. The Portfolio may invest up to 35% of its total assets in equity securities of larger or smaller issuers and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      INTERNATIONAL FUND seeks capital growth by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, potential for appreciation. The fund will invest primarily in common stocks and other equity equivalents. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity equivalents of issuers from at least three countries outside of the United States.

      VALUE FUND seeks long-term capital growth by investing primarily in equity securities of well-established companies with intermediate to large market capitalizations that are believed by the fund's management to be undervalued at the time of purchase. Income is a secondary objective. Under normal market conditions, the fund expects to invest at least 80% of the value of its total assets in equity securities, which includes equity equivalents.

BERGER INSTITUTIONAL PRODUCTS TRUST

      BERGER IPT - 100 FUND seeks long-term capital appreciation by investing primarily in common stocks of established companies which the fund's adviser believes offer favorable growth prospects. Current income is not an investment objective.

      BERGER IPT - GROWTH AND INCOME FUND seeks capital appreciation and secondarily a moderate level of current income by investing primarily in common stocks and other securities, such as convertible securities or preferred stocks, which the fund's adviser believes offer

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


favorable growth prospects and are expected to also provide current income.

      BERGER IPT - SMALL COMPANY GROWTH FUND seeks capital appreciation by investing primarily in equity securities (including common and preferred stocks, convertible debt securities and other securities having equity features) of small growth companies with market capitalization of less than $1 billion at the time of initial purchase.

      BERGER/BIAM IPT - INTERNATIONAL FUND seeks long-term capital appreciation by investing primarily in common stocks of well established companies located outside the United States. The fund intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the fund's total assets invested in the securities of companies located in at least five countries, not including the United States.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

    The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth through equity investment in companies that, in the opinion of the Funds management, not only meet traditional investment standards but also show evidence that they conduct business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND

    Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poors 500 Composite Price Index. The Fund is neither sponsored by nor affiliated with the Standard & Poors Corporation.

FEDERATED INSURANCE SERIES

    FEDERATED HIGH INCOME BOND FUND II seeks to provide high current income by investing at least 65 percent of its assets in lower rated fixed income corporate debt obligations. Capital growth will be considered, but only when consistent with the investment objective of high current income. The fixed income securities in which the Fund will primarily invest are commonly referred to as "junk bonds".

    FEDERATED INTERNATIONAL EQUITY FUND II seeks to obtain a total return on its assets by investing at least 65 percent of its assets (and under normal market conditions substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States.

    FEDERATED UTILITY FUND II seeks to provide high current income and moderate capital appreciation by investing at least 65 percent of its assets (under normal conditions) in equity and debt securities of utility companies.

JANUS ASPEN SERIES


    AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. The Portfolio is a nondiversified fund that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the MidCap Index). Companies whose capitalization falls outside this range after the Portfolios initial purchase continue to be considered medium-sized companies of the purpose of this policy. As of March 31, 1997, the MidCap Index included companies with capitalizations between approximately $120 million to $7.193 billion.


    GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

      WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues this objective by investing primarily in common stocks of foreign and domestic issuers of any size. The Portfolio normally invests in issuers from at least five different countries including the United States.


NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

      LIMITED MATURITY BOND PORTFOLIO seeks the highest current income consistent with low risk to principal and liquidity, and, secondarily, total return by investing all of its net investable assets in another fund, AMT Limited Maturity Bond Investments, which has investment objectives, policies, and limitations that are identical to those of the Limited Maturity Bond Portfolio. AMT Limited Maturity Bond Investments seeks to achieve its investment objective by investing in short- to intermediate-term debt securities, primarily of investment grade.

     PARTNERS PORTFOLIO seeks capital growth by investing all of its investable assets in another fund, AMT Partners Investments, which has investment objectives, policies and limitations that are identical to those of the Partners Portfolio. AMT Partners Investments seeks to achieve its investment objective by investing in common stocks and other equity securities of medium-to large-capitalization established companies.

STRONG SPECIAL FUND II seeks capital growth by investing primarily in equity securities and currently emphasizes investments in medium-sized companies which the fund's investment adviser believes are under-researched and attractively valued. The fund will invest at least 80% of its net assets in equity securities, including common stocks (which must constitute at least 65% of its total assets), preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

STRONG VARIABLE INSURANCE FUNDS, INC.

      GROWTH FUND II seeks capital growth by investing primarily in equity securities that the fund's investment adviser believes have above-average growth prospects. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

VAN ECK WORLDWIDE INSURANCE TRUST

    WORLDWIDE HARD ASSETS FUND (FORMERLY, GOLD AND NATURAL RESOURCES FUND) seeks long-term capital appreciation by investing globally, primarily in equity securities and indexed securities of hard asset companies which are directly or indirectly engaged to a significant extent in the exploration, development, production and distribution of precious metals, ferrous and non-ferrous metals, gas, petroleum, petrochemicals, forest products, real estate and other basic non-agricultural commodities which, historically, have been produced and marketed profitably during periods of significant inflation.

    WORLDWIDE BOND FUND seeks high total return through a flexible policy of investing globally, primarily in debt securities.

    WORLDWIDE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes countries that, compared to the world's major economies, exhibit relatively low gross national per capita as well as the potential for rapid economic growth.


    There is no assurance that the Funds will achieve their stated objectives.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

    The Funds shares are also available to certain separate accounts funding variable life insurance policies and variable annuity contracts offered by other insurance company separate accounts. This is called "mixed and shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors or Trustees of each Fund, each Fund's investment adviser, and Great American Reserve are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed funding, please refer to the relevant Fund prospectus.

    If the shares of any of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of Great American Reserve's management, further investment of such Fund shares shall become inappropriate in view of the purpose of the Contract, Great American Reserve may add or substitute shares of another eligible Sub-account or of another Fund for eligible Portfolio shares already purchased under the Contract. No substitution of Sub-account shares may take place without prior approval of the SEC and notice to Contract Owners or Participants, to the extent required by the 1940 Act.

    Great American Reserve has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed, (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law; (c) to transfer any assets in any Sub-account to another Sub-account, or to one or more separate investment accounts, or to Great American Reserves Fixed Account of the General Account; or to add, combine or remove Sub-accounts in the Variable Account; and (d) to change the way Great American Reserve assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the eligible Portfolios in connection with the Contract.

THE CONTRACTS

A. ACCUMULATION PROVISIONS

    PURCHASE PAYMENTS. The Contracts are designed for Plans generally involving 25 or more Participants. Purchase Payments on behalf of a Participant must be at least $10 per month. Purchase Payments allocated to a Sub-account of Variable Account will be used to purchase Accumulation Units in that Sub-account. Each Sub-account will then invest in shares of a corresponding Portfolio of the Funds.

    The value of an Individual Account can be determined at any time during the Accumulation Period by multiplying the total number of Accumulation Units in a Sub-account attributable to such Individual Account by the then-current value of an Accumulation Unit in such Sub-account. Because the value of the Accumulation Units fluctuates, there is no assurance that the value of the Accumulation Units in an Individual Account will equal or exceed the amount of Purchase Payments made.

      The initial value of an Accumulation Unit for each of the other Sub-accounts of Variable Account on the first day that Purchase Payments are allocated, or transfers are made, to each of such Sub-accounts will be equal to the Accumulation Unit value of $1.00 multiplied by the net investment factor for each such Sub-account. After the initial Accumulation Unit values are established, the value of an Accumulation Unit for each of the Sub-accounts of Variable Account for any subsequent Valuation Period will be determined by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor for the current period for the Sub-account. (see Net Investment Factor for each Valuation Period).

    A Valuation Period is the period of time from the end of one business day to the end of the next. Accumulation Units of the Sub-accounts are valued as of the time of closing of each business day of the New York Stock Exchange on any business day in which an order for sale or redemption of Accumulation Units is received and in which there is a sufficient degree of trading in the portfolio securities to materially affect the current asset values of the Accumulation Units.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

    ACCUMULATION UNITS. Each Purchase Payment is credited to the Participant's Individual Account in the form of Accumulation Units at the close of the Valuation Period in which the Purchase Payment is received at the Administrative Office of Great American Reserve. The number of Accumulation Units credited is determined by dividing the amount credited by the value of an Accumulation Unit at the close of that Valuation Period. Accumulation Units are valued separately for each investment option, so a Contract Owner who has elected to have amounts in an Individual Account accumulated in more than one investment option will have several types of Accumulation Units credited to the Individual Account.

    ALLOCATION OF PURCHASE PAYMENTS AND TRANSFERS. The Contract Owner may elect to have Purchase Payments accumulated (a) on a fully variable basis invested in one or more of the Sub-accounts of Variable Account; (b) on a fully fixed basis which reflects a compound interest rate promised by Great American Reserve; or
(c) in a combination of any of the investment options.

    An election to change the allocation of future Purchase Payments may be made by the Contract Owner 30 days (a) subsequent to the date of establishment of the Individual Account or (b) subsequent to a prior change in allocation. In addition, the Contract Owner may elect, during the Accumulation Period, to transfer amounts in an Individual Account being accumulated in any investment option to any other investment option without deduction of any charges, subject to certain conditions.


    Subject to the conditions noted below, during the Accumulation Period the Contract Owner may transfer amounts in an Individual Account being accumulated in any investment option -- a Sub-account of the Variable Account or the Fixed Account -- to any other investment option available under the Contracts, without charge. Except with Great American Reserves permission, a transfer can be made no more frequently than once in any 30-day period, and only one transfer from the Fixed Account is permitted in any six-month period with no more than 20 percent of the Fixed Account value transferred at one time. Transfers between Sub-accounts and changes in allocations may be made either in writing or by telephone (if a telephone authorization request has been completed).

    Transfers must be made by written authorization from the Contract Owner or from the person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney if permitted by state law. The Contract Owner must request telephone transfers on forms provided by Great American Reserve. By authorizing Great American Reserve to accept telephone transfer instructions, a Contract Owner agrees to accept and be bound by the conditions and procedures established by Great American Reserve from time to time. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and the caller will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Great American Reserve nor Conseco Equity Sales, Inc. ("Conseco Equity Sales") will be liable for following telephone instructions which it reasonably believes to be genuine. Written transfer requests may be made by a person acting for the Contract Owner as an attorney-in-fact under a power-of-attorney.


      Transfer requests received by Great American Reserve before the close of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time) will be initiated at the close of business that day. Any request received later will be initiated at the close of the next business day.

    DOLLAR COST AVERAGING. Great American Reserve administers a Dollar Cost Averaging ("DCA") program which enables a Contract Owner to transfer the value from the Fixed Account or Money Market Sub-account to another investment option on a predetermined and systematic basis. The DCA program is generally suitable for Contract Owners making a substantial deposit to the Contract and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

    REBALANCING. Rebalancing is a program, which if elected, provides for periodic pre-authorized automatic transfers during the Accumulation Period among the Sub-Accounts pursuant to written instructions from the Contract Owner. Such transfers are made to maintain a particular percentage allocation among the Portfolios as selected by the Contract Owner. Amounts in the Fixed Account will not be transferred pursuant to the Rebalancing Program. The Contract Value must be at least $5,000 to have transfers made pursuant to the Program. Any transfer made pursuant to the Program must be in whole percentages in one (1%) percent allocation increments. The maximum number of Sub-Accounts which can be used for rebalancing is fifteen (15). A Contract Owner may select quarterly, semi-annual or annual Rebalancing, on the date requested by the Contract Owner. Transfers made pursuant to the Rebalancing Program are not taken into account in determining any Transfer Fee. There is no fee for participating in the Program. The Company reserves the right to terminate, modify or suspend the Rebalancing Program at any time.

     SWEEPS. Sweeps are the transfer of the earnings from the Fixed Account investment option into another investment option on a periodic and systematic basis.

      VALUE OF AN INDIVIDUAL ACCOUNT. The number of Accumulation Units credited to an Individual Account will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Period to Valuation Period to reflect the investment experience of the appropriate investment option. The value of an Individual Account at any time prior to the commencement of the Annuity Period can be determined by (a) multiplying the total number of Accumulation Units credited to the Individual Account for each investment option, respectively, by the appropriate current Accumulation Unit value; and (b) totaling the resulting values for each portion of the Individual Account. There is no assurance that the value of the Individual Account will equal or exceed the Purchase Payments made. The Contract Owner will be advised at least annually as to the number of Accumulation Units which are credited to the Individual Accounts, the current Accumulation Unit values, and the values of the Individual Accounts.

    NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD. The Variable Account value will fluctuate in accordance with the investment results of the underlying eligible Funds. In order to determine how these fluctuations affect Contract value, an Accumulation Unit value is utilized. Each Sub-account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

      When eligible Fund shares were first purchased on behalf of the Variable Account, Accumulation Units were valued at $1.00 each. The value of an Accumulation Unit for each Sub-account at any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. A net investment factor for each Sub-account is calculated by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

(a) is equal to:

         (i) the net asset value per share of the eligible Portfolio at the end of the Valuation Period; plus


         (ii) the per-share amount of any distribution made by the eligible Portfolio if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the eligible Portfolio at the end of the prior Valuation Period.

(c) is equal to the Valuation Period equivalent of the per-year mortality and expense risk charge as indicated in the "Summary - Charges and Deductions" table.


    INFORMATION ON THE FIXED ACCOUNT. Because of exemptive and exclusionary provisions, interests in the Fixed Account of the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the Fixed Account of the general account registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account of the general account of Great American Reserve nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the fixed portion. Disclosures regarding the Fixed Account of the Contracts and the general account of Great American Reserve, however, may be subject to certain

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


    In addition to the 30 variable investment options described in this Prospectus, the Contracts have a Fixed Account available for allocation of Purchase Payments. Generally, the information in the Section called Contracts applies in a like manner to the Fixed Account. However, there are some differences.


    The Fixed Account operates like a traditional annuity. Fixed Annuity Cash Values increase based on interest rates that may change from time to time but are guaranteed by Great American Reserve. Interest is credited daily and compounded annually. Purchase Payments and transfers to the Fixed Account become part of the general account of Great American Reserve. In contrast, Purchase Payments and transfers for the Variable Account are applied to segregated asset accounts; they are not commingled with Great American Reserves main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset accounts have no effect on the Fixed Account.

    The Contracts allow you to transfer Contract Values between the Fixed and Variable Accounts, but such transfers are restricted as follows:

     1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any 30-day period.


     2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any six- month period subject to a limit of 20 percent of the Fixed Account value.

     3. No transfers may be made from the Fixed Account once annuity payments begin.


    The administrative charge and the mortality and expense risk charge based on the value of each Sub-Account do not apply to values allocated to the Fixed Account.
    If you buy the annuity as a TSA or certain other qualified plans, the Contract will contain a provision that allows a loan to be taken against the Contract Values allocated to the Fixed Account. Loan provisions are described in detail in the Contract.


    WITHDRAWALS. The Contract permits the Contract Owner to withdraw all or a portion of the Contract at any time. The value of the Contract will be determined as of the date a written request for withdrawal is received by Great American Reserve at its Administrative Office or a later date specified by the Contract Owner in the request. The Redemption Payment shall be the value of Accumulation Units then credited to Individual Accounts under the Contract, less applicable withdrawal charges, any outstanding loans, and applicable administrative fees. With respect to any Individual Account value or portion thereof which has been applied to provide annuity payments, Great American Reserve will continue to make annuity payments under the option selected until its obligation to make such payments terminates (see "Annuity Provisions").


    An Individual Account may be fully or partially withdrawn by the Contract Owner at any time prior to the commencement of annuity payments subject to any restrictions of the Code. For certain qualified contracts, exercise of the withdrawal right may be restricted and may require the consent of the participants spouse as required under the Code and regulations thereunder. Where amounts in an Individual Account are being accumulated in more than one investment option, a request for partial withdrawal must specify the manner in which the Amount Redeemed is to be allocated between the investment options. Any payment to a Participant upon full or partial withdrawal of an Individual Account will be as provided by the terms of the Plan.

    When an Individual Account is fully withdrawn, the Redemption Payment will be the value of the Individual Account less any withdrawal charge, any outstanding loans and less the annual administrative fee. In the case of a partial withdrawal of an Individual Account where a specific Redemption Payment is requested, the number of Accumulation Units canceled will be equal in value to the amount requested plus the amount of any withdrawal charge (see "Withdrawal Charge").

    Redemption Payments will normally be made within seven days after a written request is received at the Administrative Office of Great American Reserve, or

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

within seven days after such later date specified by the Contract Owner in the request. Payment may be subject to postponement as described below.

    With respect to the portion accumulated on a variable basis, payment may be postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal of securities held in one or more of the Funds is not reasonably practicable or it is not reasonably practicable for the assets of a Fund to be fairly determined; or (3) for such other periods as the SEC may by order permit for the protection of security holders. The conditions under which trading shall be deemed to be restricted or an emergency deemed to exist shall be determined by the rules and regulations of the SEC.

    Withdrawals from the Contract may be subject to a penalty tax and withdrawals are permitted from Contracts issued in connection with certain qualified plans only under limited circumstances (see "Federal Tax Matters")

    SYSTEMATIC WITHDRAWAL PLAN. Great American Reserve administers a Systematic Withdrawal Plan ("SWP") which enables a Participant to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Participants entering into a SWP agreement instruct Great American Reserve to withdraw a level dollar amount from specified investment options on a periodic basis. The total of SWP withdrawals in a Contract Year is limited to free withdrawal amounts to ensure that no withdrawal charge will ever apply to a SWP withdrawal (see "Withdrawal Charge"). If an additional withdrawal is made from a Contract participating in SWP, the SWP will terminate automatically and may be reinstated only on or after a written request to Great American Reserve. SWP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are automatically deducted from a bank account on a periodic basis. SWP is only available for withdrawals free of withdrawal charges. SWP withdrawals may, however, be subject to the 10 percent federal tax penalty on early withdrawals and to income tax (see "Federal Tax Matters"). Participants interested in SWP may elect to participate in this program by written request to Great American Reserves Administrative Office.


    CHECK WRITING. A Contract Owner over age 59 1/2 and invested in the Money Market Sub-account may authorize Great American Reserve to withdraw amounts from the Money Market Sub-account by check by completing the required forms requested from Great American Reserve. Once the forms are properly completed, signed and returned to Great American Reserve, a supply of checks will be sent to the Contract Owner. These checks may be made payable by the Contract Owner to the order of any person in any amount of $250 or more. When a check is presented for payment, full and fractional Accumulation Units required to cover the amount of the check and any applicable contract charges are withdrawn from the Contract Owner's Individual Account by Great American Reserve at the next Valuation Period. Checks will not be honored for withdrawal of Accumulation Units held less than 15 calendar days, unless such Accumulation Units have been paid for by bank wire. If the amount of the check is greater than the proceeds of the Money Market Sub-account held in the Individual Account, the check is returned and the Contract Owner may be subject to additional charges. The check writing privilege may be terminated or suspended at any time by Great American Reserve. There is an additional charge for this service to the Contract Owner by Great American Reserve. A "stop payment" system is not available on these checks.


    LOANS. Your contract may contain a loan provision issued in connection with certain qualified plans. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Loan provisions are described in detail in the Contract.

    The amount of any loans will be deducted from the death benefit (see "Death Benefits"). In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

than the rate being credited on amounts held in the loan account while the loan is outstanding, the Contract Value will not increase as rapidly as it would have if no loan was outstanding. If investment results are below that rate, the Contract Value will be higher than it would have been if no loan had been outstanding.

CONTRACT CHARGES

    PREMIUM TAXES. Any premium tax due will be deducted from Purchase Payments or from Individual Account values at the annuity commencement date or at such other time as determined by Great American Reserve. The current range of premium taxes in jurisdictions in which the Contracts are made available is from 0 percent to 3.5 percent.

    ADMINISTRATIVE CHARGE. During the Accumulation Period, an annual administrative fee of $15 is deducted on each July 2 from the Individual Account value. This administrative fee has been set at a level that will recover no more than the actual costs associated with administering the Contracts. If an Individual Account is fully surrendered prior to the commencement of annuity payments, the annual administrative fee will be deducted from proceeds paid; provided, however, that in no event will the amount of such administrative fee deduction exceed 2 percent of the surrender value of the Individual Account when it is fully surrendered. The administrative fee deduction is made first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the Sub-accounts of Variable Account.

    MORTALITY AND EXPENSE RISK CHARGE. Great American Reserve makes daily deductions from the variable portion of a Contract at an effective annual rate equal to 1.00 percent of the value of the assets of Variable Account for the mortality and expense risks assumed by Great American Reserve. Great American Reserve performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Great American Reserve also provides the death benefits under the Contracts. The amounts are deducted from the assets of Variable Account in accordance with the Contracts.

      Variable Annuity payments made under the Contracts vary with the investment performance of the Sub-accounts of Variable Account, but are not affected by Great American Reserve's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly annuity payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Great American Reserve, Great American Reserve provides funds from its general funds to make annuity payments. Conversely, if longevity among Annuitants is lower than Great American Reserve determined, Great American Reserve realizes a gain. This is the mortality expense risk.

    Great American Reserve also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Great American Reserve will pay the amount of any shortfall from its general funds. Any amounts paid by Great American Reserve may consist of, among other things, proceeds derived from mortality and expense risk charges.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

    WITHDRAWAL CHARGE. In the event of partial or full withdrawal of the Individual Account during the Accumulation Period, a withdrawal charge is made from the amount withdrawn (Amount Redeemed) to determine the amount to be paid ("Redemption Payment"), if there are less than 15 Completed Annual Contribution Periods for the Individual Account. During the Annuity Period, withdrawal charges may be made under the fourth and fifth Options discussed below (see "Optional Annuity Period Elections"). No withdrawal charge is made from annuity payments under an option involving lifetime payments (the first through third Options) or from amounts paid due to the death of a Participant.

    The withdrawal charge will be a percentage of the Amount Redeemed, ranging from 5 percent to 0 percent depending upon the number of completed Annual Contribution Periods for the Individual Account as the following table indicates; however, the cumulative deductions will not exceed 8.5 percent of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of an increase in the value of a Participants Individual Account. If the cost of selling the Contracts is greater than the withdrawal charges collected, the deficiency will be made up out of Great American Reserves general account assets which may include profits derived from the mortality and expense risk fees.




COMPLETED ANNUAL CONTRIBUTION PERIODS                           WITHDRAWAL
FOR THE INDIVIDUAL ACCOUNT                                        CHARGE
--------------------------------------------------------------------------------
Less than 5 .....................................................   5%
5 or more but less than 10.......................................   3%
10 or more but less than 15.....................................    2%
15 or more......................................................  None
--------------------------------------------------------------------------------

    No withdrawal charge is applicable to Individual Accounts surrendered upon the death of the Participant. Redemptions are made on a last-in-first-out basis. See "Administrative Charge" above.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

      Examples:

(1) Complete withdrawal of an Individual Account before five Completed Purchase Payment Periods:


               VALUE OF CONTRACT
           OR INDIVIDUAL ACCOUNT                      WITHDRAWAL                  ADMINISTRATIVE                     REDEMPTION
               (AMOUNT REDEEMED)                          CHARGE                  FEE DEDUCTION*                        PAYMENT
-------------------------------------------------------------------------------------------------------------------------------
                          $2,000                       5% ($100)                            $15                          $1,885
-------------------------------------------------------------------------------------------------------------------------------

*    Applicable to full withdrawals only.


(2) Partial withdrawal of Individual Account before five Completed Purchase Payments Periods, assuming $1,000 Redemption Payment requested:



                AMOUNT                              AMOUNT                      WITHDRAWAL                           REDEMPTION
             REQUESTED                            REDEEMED                          CHARGE                              PAYMENT
-------------------------------------------------------------------------------------------------------------------------------
             $1,000.00                           $1,052.63                     5% ($52.63)                            $1,000.00
-------------------------------------------------------------------------------------------------------------------------------

    In order to make a Redemption Payment of $1,000, the Amount Redeemed must be greater than the Amount Requested by the amount of the withdrawal charge. The Amount Redeemed is calculated by dividing (a) the Amount Requested ($1,000) by
(b) 1.00 minus the deduction rate of 5 percent (or .95), which produces $1,052.63. The value of the Individual Account will be reduced by this amount.

    REDUCTION OR ELIMINATION OF CONTRACT CHARGES. In some cases, Great American Reserve may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Great American Reserve may be able to reduce or eliminate the contract charges for administrative expense and deferred sales load charges.

    EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination, Great American Reserve issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Common Stock, Corporate Bond and Money Market Portfolios of the Conseco Series Trust whose shares are purchased by Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of Variable Account, will not exceed an amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred (the Expense Guarantee Agreement). Accordingly, Great American Reserve will reimburse to the appropriate Sub-account of Variable Account an amount that represents the difference between the investment management fees charged Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place. The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of Variable Account are not expected to be more than before the Combination. Great American Reserve will not, however, assume extraordinary or non-recurring expenses of the Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the Conseco

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Great American Reserve, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

    OTHER CHARGES. Currently, no charge is made against Variable Account for Great American Reserve's federal income taxes, or provisions for such taxes, that may be attributable to Variable Account. Great American Reserve may charge each Sub-account of Variable Account for its portion of any income tax charged to the Sub-account or its assets. Under present laws, Great American Reserve may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Great
American Reserve may decide to make charges for such taxes or provisions for such taxes against Variable Account. Any such charges against Variable Account or its Sub-accounts could have an adverse effect on the investment experience of such Sub-accounts.

    DEATH BENEFITS. In the event of the death of a Participant before the commencement of annuity payments, Great American Reserve will pay the beneficiary the value of the Participant's Individual Account less any debt, determined as of the Valuation Period in which proof of death acceptable to Great American Reserve is received at its Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.


    Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, except for five-percent owners of an employer, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of (a) the calendar year in which the Annuitant attains age 70 1/2 or (b) the calendar year in which the Annuitant retires. Distributions for five-percent owners must begin no later than April 1 of the calendar year following the calendar year in which the five-percent owner attains age 70 1/2. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.


    In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

    OPTIONS UPON TERMINATION OF PARTICIPATION IN THE PLAN. Upon termination of participation in the Plan prior to the annuity commencement date, a Contract Owner will have the following options:


    (a) leave the Individual Account in force under the Contract, and the Sub-accounts will continue to participate in the investment results of the selected investment media. When the annuity commencement date arrives, the Participant will begin to receive annuity payments (see "Annuity Provisions"). During the interim, any of the options described below may be elected by the Contract Owner. This option will automatically apply, unless written election of another option is filed with Great American Reserve.

    (b) apply the Individual Account to provide annuity payments commencing immediately (see "Annuity Provisions").

    (c) convert the Individual Account to an individual variable annuity contract of the type then being issued by Great American Reserve.

    (d) terminate the Individual Account and receive its Contract Value less any applicable charges and outstanding loans.


    RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS. Participants in Optional Retirement Programs can redeem their interest in a Variable Annuity Contract only upon (1) termination of employment in all public institutions of higher

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

education  as  defined  by  applicable  law,  (2)  retirement,   or  (3)  death.
Accordingly, a Participant may be required to obtain a certificate of termination from his employer before he can redeem his interest. Currently, these restrictions apply to the participants of the Florida and Texas Optional Retirement Program.

    RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Code provides that distributions (including surrenders, partial withdrawals and contract proceeds) under an annuity policy attributable to contributions made pursuant to a salary reduction agreement shall not begin prior to the time the employee

    (a) attains age 59 1/2, separates from the service of his or her employer, dies, or becomes disabled; or

    (b) suffers a financial hardship, as defined in then current Code and regulations; or

    (c) is a party to a divorce settlement pursuant to a qualified domestic relations order.


    Such section only applies to distributions attributable to amounts accrued under any such policy after December 31, 1988.

    Such Section further provides that, in the event of a financial hardship, any distribution made from any such policy shall consist only of contributions made pursuant to a salary reduction agreement and shall not include any income attributable to such contributions.


B. ANNUITY PROVISIONS

    OPTIONAL ANNUITY PERIOD ELECTIONS. The retirement date and the annuity options are normally established by the terms of the Plan. If the Contract Owner does not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Account will be applied as follows (1) any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and (2) the value in the Sub-Account of Variable Account will be applied, separately, to provide variable annuity payments.

    By giving written notice to Great American Reserve at least 30 days prior to the commencement of annuity payments, the Contract Owner may, as to each Participant; elect to change (a) the annuity option to any of the optional annuity forms described below, and (b) the manner in which the value of a Participant's Individual Account is to be applied to provide annuity payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed annuity payments or vice versa). Once annuity payments commence, no changes may be elected by the Contract Owner.

    No election may be made that would result in a first monthly annuity payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If at any time payments are or become less than $25 per monthly payment, Great American Reserve has the right to change the frequency of payment to such interval as will result in annuity payments of at least $25 each, except that payments shall not be made less frequently than annually.

    Prior to the selected annuity date, an Individual Account may be terminated by the Contract Owner and the value thereof received in a lump sum. Once annuity payments have commenced, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

    See "Federal Tax Matters" for information on the federal tax status of annuity payments or other settlements in lieu thereof.

ANNUITY OPTIONS

      FIRST OPTION - LIFE ANNUITY. An Annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this

                                                                              31

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

      option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment.


      SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. An Annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, annuity payments will be continued during the remainder of such period to the beneficiary designated by the Participant. If no beneficiary is designated, Great American Reserve will, in accordance with the Contract provisions, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment (see Determination of Amount of the First Monthly Variable Annuity Payment).

             Because it provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

      THIRD OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100 percent, 75 percent, 662U3 percent or 50 percent of the amount which would have been payable to the Annuitant, the applicable rate being elected at the time this option is elected. This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive. Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if such participants spouse consents in writing (acknowledging the effect of such consent) to such waiver.


      FOURTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Payments are made for the number of years selected, which may be from one through 30, except that, if the number of Completed Purchase Payment Periods for the Individual Account is five or less, the number of years selected for this Option may not be less than five minus the number of Completed Annual Contribution
      Periods. For example, if the number of Completed Annual Contribution Periods is three, then the minimum annuity payment period which can be elected for this Option is two years (i.e., five minus three). If elected on a variable basis, payments under this option will vary monthly in accordance with the net investment rate of the Sub-Accounts of Variable Account, as applicable. Should the Annuitant die before the specified number of monthly payments is made, the remaining payments will be commuted and paid to the designated beneficiary in a lump sum payment.


      FIFTH OPTION-PAYMENTS OF A DESIGNATED DOLLAR AMOUNT. Payments of a designated dollar amount on a monthly, quarterly, semi-annual, or annual basis are made until the Individual Account value applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Account value applied. If the number of Completed Annual Contribution Periods for the Individual Account is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of Completed Annual Contribution Periods. For example, if the number of Completed Annual Contribution Periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). Should the Annuitant die before the value is exhausted, the remaining value will be paid to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitants death which shall result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

      To the extent that the fourth or fifth Option is effected on a variable basis, at any time during the payment period the Contract Owner may elect that the remaining value be applied to effect a lifetime annuity under one of the first two Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. Since the Contract Owner may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period.

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

Accordingly, deductions for these risks will continue to be made from the Individual Account values.

      DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT. When annuity payments commence, the value of the Individual Account is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the second Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Account with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Account value. Any portion of the Individual Account value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

    The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Account value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For Annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected (see "Annuity Options"), the age of the Annuitant (for certain options) and the assumed net investment rate selected by the Contract Owner. The standard assumed net investment rate is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Great American Reserve may offer, may be selected prior to the commencement of annuity payments.

    The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

    If a greater first monthly payment would result, Great American Reserve will compute the first monthly payment on the same mortality basis as used in determining the first payment under immediate annuity contracts being issued for a similar class of Annuitants at the date the first monthly payment is due under the Contract.

    VALUE OF AN ANNUITY UNIT. At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each investment option on which variable annuity payments are to be based. For each Sub-account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.

    The Annuity Unit value is determined for each Valuation Period, for each investment option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-account (see "Net Investment Factor for Each Valuation Period") for the second preceding Valuation Period and (ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is
 .99986634.

    AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS. The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the Annuitant for the applicable Sub-account by (ii) the Annuity Unit value for the Sub-account. If Annuity Units

                                                                              33

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

are established for more than one Sub-account, the calculation is made separately and the results combined to determine the total monthly variable annuity payment.

    1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-account. If payments were based on the investment experience of more than one Sub-account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-account.

    2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Account and that the value of an Accumulation Unit for the second Valuation Period prior to retirement was $1.40000000; this produces a total value for the Individual Account of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.

            Assume that the Annuity Unit Value for the Valuation Period in which the first monthly payment was due was $1.3000000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the Participant: $367.92 / $1.30000000 produces
        283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.

    3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the second Valuation Period preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current
        Annuity Unit value, $1.30924130. The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

    TRANSFERS DURING THE ANNUITY PERIOD. Transfers during the Annuity Period may be made upon written notice to Great American Reserve at least 30 days before the due date of the first annuity payment for which the change will apply. Transfers will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units. Great American Reserve reserves the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to one in any six-month period once annuity payments have commenced. In addition, no transfers may be made from a fixed annuity option. Great American Reserve reserves the right to defer the transfer privilege at any time that Great American Reserve is unable to purchase or redeem shares of the Funds. Great American Reserve also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

    DEATH BENEFIT DURING THE ANNUITY PERIOD. If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Great American Reserve will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Great American Reserve will commute any unpaid guaranteed payments to a single sum (on


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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

C. OTHER CONTRACT PROVISIONS

    COMPANY APPROVAL. Each application is subject to acceptance by Great American Reserve. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Account, is credited to the Participant's account. If an application is complete upon receipt, the Purchase Payment will be credited to the Participant's account within two business days. If it is not complete, Great American Reserve will request additional information to complete the processing of the application. If this is not accomplished with five business days, Great American Reserve will return the Purchase Payment to the applicant unless otherwise instructed. Subsequent Purchase Payments will be credited to the Participant's account at the price next computed after the Purchase Payment is received by Great American Reserve at its Administrative Office.

      TEN-DAY RIGHT TO REVIEW. Contracts allow a "10- day free look", wherein the Contract Owner or Participant may revoke the contract by returning it to either a Great American Reserve representative or to Great American Reserves Variable Annuity Department within 10 days of delivery of the Contract. Great American Reserve deems this period as ending 15 days after a Contract is mailed from its Variable Annuity Department. If the Contract is returned under the terms of the 10-day free look, Great American Reserve will refund to the Contract Owner or Participant an amount equal to all payments received with respect to the Contract, unless a larger refund is required by state law.

    MODIFICATION OF THE CONTRACT. Great American Reserve may not modify the Contract during the first year it is in force, except with the approval of the Contract Owner. After the Contract has been in force for one year, it may be modified by Great American Reserve on the first anniversary of the effective date, and each subsequent anniversary except that

    (a) the annuity mortality obligation,


    (b) the contractual promise that the contingent sales deduction and annual administrative fee cannot be increased, and

    (c) the deduction for the  contractual  promises and  obligations in (a) and
        (b) which are applicable at the time of a Participants entry into the Plan will continue to be applicable to all future Purchase Payments on behalf of that Participant.


    The Contract shall be suspended automatically on the effective date of any modification initiated by Great American Reserve if the Contract Owner fails to accept the modification. Effective with suspension, no new Participants may enter the Plan but further Purchase Payments may be made on behalf of Participants then covered by the Contract.

    No modification may affect Annuitants in any manner unless deemed necessary to achieve the requirements of federal or state statutes or any rule or regulation of the United States Treasury Department.

    TRANSFER OF OWNERSHIP, ASSIGNMENT. Unless contrary to law, assignment of the Contract or of a Participant's Individual Account is prohibited.

FEDERAL TAX MATTERS

A. GENERAL

    The operations of Variable Account form a part of and are taxed with, the operations of Great American Reserve as a separate account under the Code. Accordingly, Variable Account (or any Sub-account thereof) is not separately taxed as a trust or corporation and has not elected to be treated as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Variable Account are reinvested and taken into account in determining the Accumulation and Annuity Unit values and are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, separate account investment income and capital gains are not taxed.

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

Therefore, Variable Account does not make provisions for any such taxes. If changes in the federal tax laws or interpretations thereof were to result in Great American Reserve being taxed on income or gains attributable to any of Variable Account or any Sub-account thereof or certain types of Contracts, then Great American Reserve has reserved the right to impose a charge against Variable Account and its constituent Sub-accounts (with respect to some or all Contracts) in order to reimburse itself for payment of such taxes.

B. STATUS OF ANNUITY CONTRACTS


    Section 72 of the Code governs  taxation of  annuities in general.  However,
Section 817(h) of the Code provides that variable annuity contracts such as the Contracts will not be treated as annuities unless the underlying investments are "adequately diversified" in accordance with regulations prescribed by the Secretary of the Treasury. Under the final regulations adopted by the Treasury with respect to the diversification requirements of Section 817(h), there are specific requirements as to the percentage of assets in the account which may be made up of one or more investments. Generally, an account will be considered adequately diversified if (1) no more than 55 percent of the value of the total assets of the account is represented by any one investment; (2) no more than 70 percent of the value of the total assets of the account is represented by any two investments; (3) no more than 80 percent of the value of the total assets of the account is represented by any three investments; and (4) no more than 90 percent of the value of the total assets of the account is represented by any four investments. For purposes of this test, all securities of the same issuer are counted as one investment. Great American Reserve believes that the investment policies of Variable Account and each Sub-account are more stringent than the diversification rules and therefore that Variable Account and each Sub-account do and will continue to satisfy the diversification requirement of
Section 817(h).

    In addition, pursuant to Section 72(s) of the Code, a Contract will not be treated as an annuity contract for purposes of Section 72 unless the Contract provides that (1) if the Contract Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the Contract Owner's death; and (2) if the Contract Owner dies prior to the annuity starting date, the entire interest must be generally (A) distributed within five years after the death of the Contract Owner or (B) distributed as annuity payments over the life of a designated beneficiary (or over a period that does not extend beyond the life expectancy of a designated beneficiary) and that such distributions begin within one year of the Contract Owner's death. Section 72(s) also provides, however, that if the Contract Owner's "designated beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Owner. Comparable rules concerning required distributions plus additional rules also apply to qualified Plans and to IRAs. Great American Reserve believes that the Contracts described in this Prospectus meet these requirements.


    QUALIFIED CONTRACTS. Qualified Contracts are those contracts which are held as part of the assets of qualified pension, profit sharing, annuity purchase or other qualified plan as described below. Generally, increases in the value of an individual's account under a Contract purchased in connection with a qualified Plan are not taxable until benefits are received. The rules governing the tax treatment of contributions and distributions under such Plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of Plan and the terms and conditions of the Plan itself. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of Plans, based on Great American Reserve's understanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of Contracts for use with such a Plan and Plan Participants and their beneficiaries should consult legal counsel and other competent advisers as to the suitability of the Plan and the Contract to their specific needs, and as to applicable Code limitations and tax consequences. Participants under such Plans, as well as Contract Owners, Annuitants, and beneficiaries, should also be aware that the rights of any person with any benefits under such Plans may be subject to the terms and conditions of the Plans themselves regardless of the terms and conditions of the Contract. The Code imposes a number of rules for all qualified

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

Plans, including among other things, nondiscrimination rules, maximum and minimum contributions, distribution dates, nonforfeitability of interests, and penalties for noncompliance. There are additional restrictions for so-called "top-heavy plans". Competent advisers should be consulted with respect to the impact of the Code on the qualification of the plan and the taxation of the employee participating therein.

      Following are brief descriptions of the various types of Plans and of the use of Contracts in connection therewith.


    1. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLANS. Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. While participants in such Plans may be permitted to specify the form of investment in which their Plan accounts will participate, all such investments are owned by the sponsoring employer and are subject to the claims of its creditors until December 31, 1998, or such earlier date as may be established by Plan amendment. However, amounts deferred under a Plan created on or after August 20, 1996, and amounts deferred under any 457 Plan after December 31, 1998, must be held in trust, custodial account or annuity contract for the exclusive benefit of Plan Participants and their beneficiaries. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500 or 33 1/3 percent of the participant's includable compensation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before normal retirement age.

    2. PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. Payments made to purchase annuity contracts by public school systems or certain tax-exempt organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the employee do not exceed the "exclusion allowance" provided by Section 403(b) of the Code, the limits on salary deferrals under Section 402(g), or the overall limits for excludable contributions of Section 415 of the Code. Furthermore, the investment results credited to the Sub-account are not taxable until benefits are received either in the form of annuity payments or in a single sum.

        If an employee's Individual Account is surrendered, usually the full amount received would be includable in income for that year and taxed at ordinary rates.

    3. QUALIFIED CORPORATE EMPLOYEES' PENSION AND PROFIT-SHARING TRUST AND QUALIFIED ANNUITY PLANS. Contributions made to purchase Contracts by an employer and the earnings on such contributions for Plans that are qualified under Section 401(a) or 403(a) of the Code are not taxable as income to the employee until distributed to him or her. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified Plan loses its qualification. Plans qualified under Section 401(a) or 403(a) of the Code are subject to extensive rules, including limitations on maximum contributions or benefits.

        Distributions of amounts not attributable to nondeductible employee contributions are generally taxable as ordinary income unless the distribution qualifies for "lump-sum" treatment.

        Under the Code, special considerations apply to Plans covering self-employed individuals. Such Plans are subject to extensive rules, including limitations on maximum contributions or benefits involving "key employees" or 5 percent owners, as well as to special rules pertaining to "top heavy" Plans. Purchasers of the Contracts for use with these Plans should seek competent advice as to the suitability of certain types of Plans and the funding contracts to be purchased.

C. TAXATION OF DISTRIBUTIONS

    The  following  rules  generally  apply  to  distributions   from  Contracts
purchased in connection with the Plans discussed above, other than governmental and tax-exempt organizations' deferred compensation plans.

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


    The portion, if any, of any contribution under a Contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employees own non-deductible contributions) constitutes his or her "investment in the Contract". If a distribution is made under certain qualified contracts in the form of annuity payments, the portion of each payment that is excluded from gross income and not subject to tax will generally be equal to the total amount of any investment in the Contract as of the annuity starting date, divided by the number of anticipated payments, which are determined by reference to the age of the Annuitant; however, the remainder of each payment is taxable as ordinary income. After the "investment in the Contract" is recovered, the full amount of any additional annuity payments is generally taxable. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. In certain circumstances, tax may be deferred by rolling over the proceeds to an IRA or another qualified plan. If a surrender of or withdrawal from the Contract is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump sum distribution" treatment under certain qualified Plans, as discussed below.

    If an employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee from a Plan and all similar plans and the benefits are paid as a result of the employee's death, disability or separation from service or after the employee attains age 59 1/2, the distribution may be eligible for the special "five-year averaging" for tax years beginning before December 31, 1999. A "10-year averaging" procedure may also be available to individuals who attained 50 before January 1, 1986. For further information regarding these rules, a competent tax adviser should be consulted.

    The taxation of benefits payable upon an employees death to his beneficiary generally follows these same principles, subject to a variety of special rules.

    Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. As of January 1, 1993, certain distributions from retirement plans qualified under Section 401 or 403(b) of the Code, that are not directly rolled over to another eligible retirement plan or an IRA, are subject to a mandatory 20% withholding for federal income tax.

    Distributions to a Participant from a Section 457 plan retain their character as wages and federal income taxes must be withheld under the wage withholding rules. Federal income tax on payment to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld. For complete information on withholding, a qualified tax adviser should be consulted.

    There also may be imposed a penalty tax on partial withdrawals and complete surrenders equal to 10 percent of the amount treated as taxable income. In general, there is no penalty tax on the following withdrawals or surrenders: (1) a distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the participant, or the joint lives (or joint life expectancies) of the participant and beneficiary; (2) made on or after age 59 1/2; (3) a distribution to terminated employee, age 55 or older; (4) a hardship distribution used to pay certain medical expenses; (5) a distribution made to, or on behalf of, an alternate payee pursuant to a qualified domestic relations order; and (6) a distribution after death or disability of the employee.

D. OTHER CONSIDERATIONS

    The previous discussion is general in nature and is not intended as tax advice. It should be understood that the foregoing comments about the federal tax consequences under these Contracts are not exhaustive and that special rules exist with respect to other tax situations not discussed herein. Further, the federal income tax consequences discussed herein reflect current law which is

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


subject to change at any time. The foregoing discussion also does not address any applicable state, local or foreign tax laws. Before an investment is made, a competent tax adviser should be consulted.


VOTING RIGHTS

    Contract Owners may instruct Great American Reserve as to the voting of Fund shares attributable to their respective interests under the Contracts at meetings of shareholders of the Funds. Contract Owners entitled to vote will receive proxy material and a form on which voting instructions may be given. Great American Reserve will vote the shares of Sub-accounts held by Variable Account attributable to the Contracts in accordance with instructions received from Contract Owners. Shares held in each Sub-account for which timely instructions have not been received from Contract Owners will be voted by Great American Reserve for or against any proposition, or Great American Reserve will abstain, in the same proportion as shares in that Sub-account for which instructions are received. Great American Reserve will vote, or abstain from voting, any shares that are not attributable to Contract Owners in the same proportion as all Contract Owners in Variable Account vote or abstain. However, if Great American Reserve determines that it is permitted to vote such shares of the Funds in its own right, it may elect to do so, subject to the then-current interpretation of the 1940 Act and the rules thereunder.

    Under certain Variable Annuity Contracts, not including contracts issued in connection with governmental employers deferred compensation plans described in this Prospectus, Participants and Annuitants have the right to instruct the Contract Owner with respect to the number of votes attributable to their Individual Accounts or valuation reserve. Votes attributable to Participants and Annuitants who do not instruct the Contract Owner will be cast by the Contract Owner for or against each proposal to be voted upon, in the same proportion as votes for which instructions have been received. Participants and Annuitants entitled to instruct the casting of votes will receive a notice of each meeting of Contract Owners, and proxy solicitation materials, and a statement of the number of votes attributable to their participation under the Contract.

    The number of shares held in a Sub-account deemed attributable to a Contract Owner's interest under a Contract will be determined on the basis of the value of the Accumulation Units credited to the Contract Owner's account as of the record date. On or after the commencement of Annuity payments, the number of attributable shares will be based on the amount of assets held to meet annuity obligations to the payee under the Contract as of the record date. During the annuity period, the number of votes attributable to a Contract will generally decrease since funds set aside for Annuitants will decrease as payments are made.

GENERAL MATTERS

    PERFORMANCE INFORMATION. Performance information for the Variable Account investment options may appear from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account investment options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and, where less than 10 years, for the period subsequent to the date each Sub-account first became available for investment. Additional total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). Performance information may be shown by means of schedules, charts or graphs. See the Statement of Additional Information for a description of the methods used to determine yield and total return information for the Sub-accounts.


    DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. ("Conseco Equity Sales"), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Great American Reserve, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. Such registered representatives will also be licensed insurance representatives of Great American Reserve. See the Statement of Additional Information for more information.


      CONTRACT OWNER INQUIRIES. All Contract Owner inquiries should be directed to Great American Reserves Administrative office address or telephone number appearing on the front of this prospectus.


    LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Great American Reserve nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to its total assets or that relates to Variable Account.


    OTHER INFORMATION. This Prospectus contains information concerning Variable Account, Great American Reserve, and the Contracts, but does not contain all of the information set forth in the Registration Statement and all exhibits and schedules relating thereto, which Great American Reserve has filed with the Securities and Exchange Commission, Washington, D.C.

    Additional information may be obtained from Great American Reserve by requesting from Great American Reserve's Variable Annuity Department, 11815 N. Pennsylvania Street, Carmel, Indiana 46032, a Statement of Additional Information. For convenience, the Table of Contents of the Statement of Additional Information is provided:

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION
                                                       PAGE

General Information and History....................... B-2
Independent Accountants............................... B-2
Distribution.......................................... B-2
Calculation of Yield Quotations....................... B-2
Calculation of Total Return Quotations ............... B-3
Other Performance Data................................ B-6
Financial Statements.................................. F-1

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

      If you would like a free copy of the Statement of Additional Information for this Prospectus, please complete this form, detach, and mail to:

      Great American Reserve Insurance Company
      Attn: Variable Annuity Department
      11815 N. Pennsylvania Street
      Carmel, Indiana  46032

Gentlemen:

      Please send me a free copy of the Statement of Additional Information for Great American Reserve Variable Annuity Account C-Group Variable Annuity at the following address:

Name: --------------------------------------------------------------------------

Mailing Address:----------------------------------------------------------------

                    ------------------------------------------------------------

                    ------------------------------------------------------------


                                                             Sincerely,

                                                             -------------------
                                                             (Signature)

                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------


APPENDIX A

CONSECO SERIES TRUST

    Conseco Series Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on November 15, 1982. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Conseco Capital Management serves as the investment adviser.

THE ALGER AMERICAN FUND

    The Alger American Fund is an open-end management investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts on April 6, 1988. Trust shares are offered only to separate accounts of various insurance companies to fund benefits of variable life and variable annuity contracts. Fred Alger Management, Inc. serves as the investment adviser.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

    American Century Variable Portfolios, Inc. is an open-end management investment company organized as a Maryland corporation on June 4, 1987, and is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. The Fund offers its shares only to insurance companies to fund the benefits of variable annuity or variable life insurance contracts.


BERGER INSTITUTIONAL PRODUCTS TRUST

    Berger Institutional Products Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware on October 17, 1995. Trust shares are offered only to separate accounts of various insurance companies in connection with investment in and payments under variable annuity contracts and variable life insurance contracts, as well as to certain qualified retirement plans. The investment adviser is Berger Associates, Inc.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

    The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to- day management of the Fund's portfolio.

DREYFUS STOCK INDEX FUND

    Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated in the name Dreyfus Life and Annuity Index Fund, Inc. under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. On May 1, 1994, the Fund began operating under the name Dreyfus Stock Index Fund. The Dreyfus Corporation serves as the Funds manager and Mellon Equity Associates serves as the Funds index manager.

FEDERATED INSURANCE SERIES

    Federated Insurance Series is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on September 15, 1993. Trust shares are offered only to separate accounts of various insurance companies to serve as the investment medium of variable life insurance policies and variable annuity contracts issued by the insurance companies. Federated Advisers serves as the investment adviser.

JANUS ASPEN SERIES

    Janus Aspen Series is an open-end management investment company organized as a business trust under the laws of the State of Delaware on May 20, 1993. Trust shares are offered only to separate accounts of various insurance companies to

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                                                              GREAT AMERICAN
                                                                  RESERVE
                                                              1997 ACCOUNT C
                                                          Group Variable Annuity
--------------------------------------------------------------------------------

fund the benefits of variable life and variable annuity contracts, and to qualified retirement plans. The investment adviser and manager is Janus Capital Corporation.


NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

    Neuberger & Berman Advisers Management Trust is a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and consists of seven separate portfolios. Shares of the Trust are offered to life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. Each portfolio of the Trust invests all of its net investable assets in a corresponding series of Neuberger & Berman Advisers Managers Trust, whose investment adviser is Neuberger & Berman Management Incorporated.

STRONG SPECIAL FUND II

    Strong Special Fund II is a diversified open-end management investment company established as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.

STRONG VARIABLE INSURANCE FUNDS, INC.

    Strong Variable Insurance Funds, Inc. is an open-end management investment company and was organized as a corporation under Wisconsin law on December 28, 1990. Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong Capital Management, Inc. is the investment adviser for the Fund.


VAN ECK WORLDWIDE INSURANCE TRUST

    Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable life and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.



    A full description of Conseco Series Trust, the Alger American Fund, the American Century Variable Portfolios, Inc., the Berger Institutional Products Trust, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Stock Index Fund, the Federated Insurance Series, the Janus Aspen Series, the
Neuberger & Berman Advisers Management Trust, the Strong Variable Insurance Fund, Inc. Growth Fund II; the Strong Special Fund II, and the Van Eck Worldwide Insurance Trust, including the investment objectives, policies and restrictions of each of the eligible Funds, is contained in the prospectuses of the Funds which accompany this Prospectus and should be read carefully by a prospective purchaser before investing.

                                     PART B

                             GREAT AMERICAN RESERVE
                                INSURANCE COMPANY

                           VARIABLE ANNUITY ACCOUNT C
                  INDIVIDUAL & GROUP VARIABLE DEFERRED ANNUITY
                                    CONTRACTS

                             STATEMENT OF ADDITIONAL
                                   INFORMATION


                                DATED MAY 1, 1997



                                   OFFERED BY


                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                   11815 N. PENNSYLVANIA ST., CARMEL, IN 46032
                                 (317) 817-3700

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with a Prospectus for Great American Reserve Variable Annuity Account C ("Variable Account") - Individual Variable Deferred Annuity Contracts or Group Variable Deferred Annuity Contracts, each dated May 1, 1997. You can obtain a copy of a Prospectus by contacting Great American Reserve Insurance Company ("Great American Reserve") at the address or telephone number given above.



                                TABLE OF CONTENTS                    PAGE


General Information and History.....................................  B-2
Independent Accountants.............................................  B-2
Distribution........................................................  B-2
Calculation of Yield Quotations.....................................  B-2
Calculation of Total Return Quotations..............................  B-3
Other Performance Data..............................................  B-6
Financial Statements................................................  F-1

                                 Great American
                                     Reserve
                                 1997 Account C
--------------------------------------------------------------------------------


GENERAL INFORMATION AND HISTORY

     Great American Reserve is an indirect wholly owned subsidiary of Conseco, Inc. (Conseco). The operations of Great American Reserve are handled by Conseco. Conseco is a publicly owned financial services holding company, the principal operations of which are in the development, marketing and administration of specialized annuity and life insurance products. Conseco has its principal offices at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

     The Variable Account was established by Great American Reserve.

INDEPENDENT ACCOUNTANTS

     The financial statements of Great American Reserve Variable Annuity Account C and Great American Reserve have been examined by Coopers & Lybrand L.L.P., Indianapolis, Indiana, independent accountants, for the periods indicated in their reports as stated in their opinion and have been so included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

DISTRIBUTION


    Great American Reserve continuously offers the Contracts through associated persons of the principal underwriter for Variable Account, Conseco Equity Sales, Inc. ("Conseco Equity Sales"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Conseco Equity Sales is located at 11815 N. Pennsylvania Street, Carmel, Indiana 46032, and is an affiliate of Great American Reserve. For the years ending December 31, 1996, December 31, 1995, and December 31, 1994, Great American Reserve paid Conseco Equity Sales total underwriting commissions of $1,930,300, $2,258,273, and $3,025,419, respectively. In addition, certain Contracts may be sold by life insurance/registered representatives of other registered broker-dealers.

     Conseco Equity Sales performs the sales functions relating to the Contracts and Great American Reserve provides all administrative services. To cover the sales expenses and administrative expenses (including such items as salaries, rent, postage, telephone, travel, legal, actuarial, audit, office equipment and printing), Great American Reserve makes sales and administrative deductions, varying by type of Contract. See Contract Charges in the Prospectus.


CALCULATION OF YIELD QUOTATIONS

     The Money Market Sub-accounts standard yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is based on a seven-day period and computed as follows: The Money Market Sub-accounts daily net investment factor minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yields of the seven-day period are then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees and mortality and expense risk fees but does not include deductions for any applicable annual administrative fees. Because of these deductions, the yield for the Money Market Sub-account will be lower than the yield for the corresponding Fund of the Conseco Series Trust.

     The Money Market Sub-accounts effective yield may appear in sales material and advertising for the same seven-day period, determined on a compound basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on the Money Market Sub-account will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held by the corresponding Fund of the Conseco Series Trust and its operating expenses.


     The Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, and Government Securities Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100,

--------------------------------------------------------------------------------



Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT - International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Variable Insurance Funds, Inc. Growth Fund II; Strong Special Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, Worldwide Emerging Markets, and [Temporary Worldwide Hard Assets] Funds may advertise investment performance figures, including yield. Each Sub-account's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


      YIELD  =  2 ((A-B/CD) + 1)6 -1

      Where:


         A  = the dividends and interest earned during the period.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         D = the maximum offering (which is the net asset value) per share on the last day of the period.


CALCULATION OF TOTAL RETURN
QUOTATIONS


     Great American Reserve may include certain total return quotations for the Conseco Series Trust Asset Allocation, Common Stock, Corporate Bond, and Government Securities Portfolios; the Alger American Fund Growth, Leveraged AllCap, MidCap Growth, and Small Capitalization Portfolios; the American Century Variable Portfolios, Inc. International and Value Funds; the Berger IPT - 100, Berger IPT - Growth and Income, Berger IPT - Small Company Growth, and Berger/BIAM IPT International Funds; the Dreyfus Socially Responsible Growth Fund, Inc.; the Dreyfus Stock Index Fund; the Federated Insurance Series High Income Bond II, International Equity II, and Utility II Funds; the Janus Aspen Series Aggressive Growth, Growth, and Worldwide Growth Portfolios; the Neuberger & Berman Advisers Management Trust Limited Maturity Bond and Partners Portfolios; the Strong Variable Insurance Funds, Inc. Growth Fund II; Strong Special Fund II; and the Van Eck Worldwide Insurance Trust Worldwide Hard Assets (formerly, Gold and Natural Resources), Worldwide Bond, Worldwide Emerging Markets, and [Temporary Worldwide Hard Assets] Funds in advertising, sales literature or reports to Contract Owners or prospective purchasers. Such total return quotations will be expressed as the average annual rate of total return over one-, five- and 10-year periods ended as of the end of the immediately preceding calendar quarter, and as the dollar amount of annual total return on a year-to-year, rolling 12-month basis ended as of the end of the immediately preceding calendar quarter.


     Average annual total return quotations are computed according to the following formula:

      P (1+T)n  =  ERV

      Where:

      P   = beginning purchase payment of $1,000.

      T   = average annual total return.

      N   = number of years in period.

      ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the one-, five- or 10-year period at the end of the one-, five- or 10-year period (or fractional portion thereof).

                                 Great American
                                     Reserve
                                 1997 Account C
--------------------------------------------------------------------------------

GROUP VARIABLE DEFERRED ANNUITY


                                                                                              AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                       1 YEAR            5 YEARS           10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                               (1/1/96-12/31/96)  (1/1/92-12/31/96)   (1/1/87-12/31/96)
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
  Asset Allocation Portfolio ...........................................               21.14%            14.77%(1)             N/A
  Common Stock Portfolio ...............................................               37.41%            15.96%              14.92%
  Corporate Bond Portfolio .............................................                (.63)%            6.90%               8.21%
  Government Securities Portfolio ......................................               (2.99)%            3.22%(1)             N/A
THE ALGER AMERICAN FUND
  Alger American Leveraged AllCap Portfolio ............................                5.78%            28.85%(2)             N/A
  Alger American Small Capitalization Portfolio ........................               (1.64)%           12.38%(2)             N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ......................               14.55%            20.81%(2)             N/A
DREYFUS STOCK INDEX FUND ...............................................               15.29%            20.18%(2)             N/A
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II ...................................                7.93%             9.57%(2)             N/A
  Federated International Equity Fund II ...............................                2.27%             3.29%(2)             N/A
  Federated Utility Fund II ............................................                5.41%            11.41%(2)             N/A
JANUS ASPEN SERIES
  Aggressive Growth Portfolio ..........................................                1.99%            17.73%(2)             N/A
  Growth Portfolio .....................................................               11.84%            18.59%(2)             N/A
  Worldwide Growth Portfolio ...........................................               21.84%            28.10%(2)             N/A
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)               11.48%            12.48%(2)             N/A
  Worldwide Bond Fund ..................................................               (3.20)%            (.68)%(2)            N/A

------------------------------------------------------------------------------------------------------------------------------------

(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).

--------------------------------------------------------------------------------

INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY



                                                                                             AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    1 YEAR              5 YEARS            10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                             (1/1/96-12/31/96)    (1/1/92-12/31/96)  (1/1/87-12/31/96)
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
    Asset Allocation Portfolio ...........................................           17.64%            14.73%(1)              N/A
    Common Stock Portfolio ...............................................           33.44%            15.70%               15.11%
    Corporate Bond Portfolio .............................................           (3.51)%            6.67%                8.38%
    Government Securities Portfolio ......................................           (5.80)%            3.22%(1)              N/A
THE ALGER AMERICAN FUND
    Alger American Leveraged AllCap Portfolio ............................            2.71%            27.31%(2)              N/A
    Alger American Small Capitalization Portfolio ........................           (4.39)%           11.04%(2)              N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ........................           11.28%            19.37%(2)
DREYFUS STOCK INDEX FUND .................................................           11.88%            18.75%(2)              N/A
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II ...................................            4.81%             8.26%(2)              N/A
    Federated International Stock Fund II ................................            (.68)%            2.06%(2)              N/A
    Federated Utility Fund II ............................................            2.28%            10.08%(2)              N/A
JANUS ASPEN SERIES
    Aggressive Growth Portfolio ..........................................           (1.04)%           16.33%(2)              N/A
    Growth Portfolio .....................................................            8.61%            17.17%(2)              N/A
    Worldwide Growth Portfolio ...........................................           18.32%            26.57%(2)              N/A
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)            8.26%            11.14%(2)              N/A
    Worldwide Bond Fund ..................................................           (6.00)%           (1.87)%(2)             N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).

                                 Great American
                                     Reserve
                                 1997 Account C
--------------------------------------------------------------------------------

INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY


                                                                                         AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    1 YEAR              5 YEARS           10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                              (1/1/96-2/31/96)     (1/1/92-2/31/96)   (1/1/87-2/31/96)
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
    Asset Allocation Portfolio ...........................................           18.01%            15.09%(1)              N/A
    Common Stock Portfolio ...............................................           33.85%            15.98%               15.15%
    Corporate Bond Portfolio .............................................           (3.20)%            6.92%                8.43%
    Government Securities Portfolio ......................................           (5.50)%            3.48%(1)              N/A
THE ALGER AMERICAN FUND
    Alger American Leveraged AllCap Portfolio ............................            3.04%            27.57%(2)              N/A
    Alger American Small Capitalization Portfolio ........................           (4.18)%           10.52%(2)              N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ........................           11.51%            19.61%(2)              N/A
DREYFUS STOCK INDEX FUND .................................................           12.23%            18.99%(2)              N/A
FEDERATED INSURANCE SERIES
    Federated High Income Bond Fund II ...................................            5.14%             8.48%(2)              N/A
    Federated International Equity Fund II ...............................            (.37)%            2.27%(2)              N/A
    Federated Utility Fund II ............................................            2.61%            10.30%(2)              N/A
JANUS ASPEN SERIES
    Aggressive Growth Portfolio ..........................................            (.72)%           16.56%(2)              N/A
    Growth Portfolio .....................................................            8.95%            17.41%(2)              N/A
    Worldwide Growth Portfolio ...........................................           18.69%            26.83%(2)              N/A
VAN ECK WORLDWIDE INSURANCE TRUST
    Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)            8.60%            11.37%(2)              N/A
    Worldwide Bond Fund ..................................................           (5.70)%           (1.67)%(2)             N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).



OTHER PERFORMANCE DATA

     Great American Reserve may from time to time also illustrate average annual total returns in a non-standard format as appears in the following "Gross Average Annual Total Returns" tables, in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the withdrawal charge percentage will be assumed to be zero.

--------------------------------------------------------------------------------


GROUP VARIABLE DEFERRED ANNUITY



                                                                                       GROSS AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     1 YEAR            5 YEARS              10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                             (1/1/96-12/31/96)   (1/1/92-12/31/96)    (1/1/87-12/31/96)
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
   Asset Allocation Portfolio ............................................           27.01%            16.29%(1)              N/A
   Common Stock Portfolio ................................................           44.06%            16.68%               15.19%
   Corporate Bond Portfolio ..............................................            4.19%             7.56%                8.47%
   Government Securities Portfolio .......................................            1.72%             4.52%(1)              N/A
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap Portfolio .............................           10.92%            32.64%(2)              N/A
   Alger American Small Capitalization Portfolio .........................            3.14%            15.69%(2)              N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ........................           20.02%            24.37%(2)              N/A
DREYFUS STOCK INDEX FUND .................................................           20.79%            23.72%(2)              N/A
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ....................................           13.17%            12.80%(2)              N/A
   Federated International Equity Fund II ................................            7.24%             6.34%(2)              N/A
   Federated Utility Fund II .............................................           10.45%            14.69%(2)              N/A
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ...........................................            6.87%            21.20%(2)              N/A
   Growth Portfolio ......................................................           17.27%            22.08%(2)              N/A
   Worldwide Growth Portfolio ............................................           27.75%            31.87%(2)              N/A
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)            16.88%            15.80%(2)              N/A
   Worldwide Bond Fund ...................................................            1.50%             2.24%(2)              N/A
-----------------------------------------------------------------------------------------------------------------------------------


(1) Since inception (May 1, 1993)
(2) Since inception (June 1, 1995)

                                 Great American
                                     Reserve
                                 1997 Account C
--------------------------------------------------------------------------------


INDIVIDUAL FLEXIBLE PREMIUM PAYMENT ANNUITY



                                                                                        GROSS AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1 YEAR            5 YEARS              10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                             (1/1/96-12/31/96)   (1/1/92-12/31/96)    (1/1/87-12/31/96)
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
   Asset Allocation Portfolio ............................................           27.01%            16.29%(1)              N/A
   Common Stock Portfolio ................................................           44.06%            16.68%               15.19%
   Corporate Bond Portfolio ..............................................            4.19%             7.56%                8.47%
   Government Securities Portfolio .......................................            1.72%             4.52%(1)              N/A
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap Portfolio .............................           10.92%            32.64%(2)              N/A
   Alger American Small Capitalization Portfolio .........................            3.14%            15.69%(2)              N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ........................           20.02%            24.37%(2)              N/A
DREYFUS STOCK INDEX FUND .................................................           20.79%            23.72%(2)              N/A
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ....................................           13.17%            12.80%(2)              N/A
   Federated International Equity Fund II ................................            7.24%             6.34%(2)              N/A
   Federated Utility Fund II .............................................           10.45%            14.69%(2)              N/A
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ...........................................            6.87%            21.20%(2)              N/A
   Growth Portfolio ......................................................           17.27%            22.08%(2)              N/A
   Worldwide Growth Portfolio ............................................           27.75%            31.87%(2)              N/A
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formely, Gold and Natural Resources Fund) .           16.88%            15.80%(2)              N/A
   Worldwide Bond Fund ...................................................            1.50%             2.24%(2)              N/A
------------------------------------------------------------------------------------------------------------------------------------


(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).

--------------------------------------------------------------------------------


INDIVIDUAL SINGLE PREMIUM PAYMENT ANNUITY


                                                                                          GROSS AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1 YEAR            5 YEARS              10 YEARS
VARIABLE ACCOUNT SUB-ACCOUNTS                                             (1/1/96-12/31/96)  (1/1/92-12/31/96)     (1/1/87-12/31/96)
------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
   Asset Allocation Portfolio ............................................           27.01%            16.29%(1)              N/A
   Common Stock Portfolio ................................................           44.06%            16.68%               15.19%
   Corporate Bond Portfolio ..............................................            4.19%             7.56%                8.47%
   Government Securities Portfolio .......................................            1.72%             4.52%(1)              N/A
THE ALGER AMERICAN FUND
   Alger American Leveraged AllCap Portfolio .............................           10.92%            32.64%(2)              N/A
   Alger American Small Capitalization Portfolio .........................            3.14%            15.69%(2)              N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ........................           20.02%            24.37%(2)              N/A
DREYFUS STOCK INDEX FUND .................................................           20.79%            23.72%(2)              N/A
FEDERATED INSURANCE SERIES
   Federated High Income Bond Fund II ....................................           13.17%            12.80%(2)              N/A
   Federated International Equity Fund II ................................            7.24%             6.34%(2)              N/A
   Federated Utility Fund II .............................................           10.45%            14.69%(2)              N/A
JANUS ASPEN SERIES
   Aggressive Growth Portfolio ...........................................            6.87%            21.20%(2)              N/A
   Growth Portfolio ......................................................           17.27%            22.08%(2)              N/A
   Worldwide Growth Portfolio ............................................           27.75%            31.87%(2)              N/A
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly, Gold and Natural Resources Fund)            16.88%            15.80%(2)              N/A
   Worldwide Bond Fund ...................................................            1.50%             2.24%(2)              N/A
------------------------------------------------------------------------------------------------------------------------------------


(1) Since inception (May 1, 1993).
(2) Since inception (June 1, 1995).


     All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.


     Performance data for the Variable Account investment options may be compared in advertisements, sales literature and reports to Contract Owners, with the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.


     Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     Reports and promotional literature may also contain the ratings Great American Reserve has received from independent rating agencies. However, Great American Reserve does not guarantee the investment performance of the Variable Account investment options.

FINANCIAL STATEMENTS


     Audited Financial Statements of Great American Reserve Variable Annuity Account C and Great American Reserve Insurance Company as of December 31, 1996, are included herein.

INDEX TO FINANCIAL STATEMENTS
                                                  PAGE
GREAT AMERICAN RESERVE VARIABLE ANNUITY
ACCOUNT C
    Report of Independent Accountants ...........  F-2
    Statement of Assets and Liabilities
        as of December 31, 1996 .................  F-3
    Statements of Operations for the Years Ended
       December 31, 1996 and 1995 ...............  F-5
    Statements of Changes in Net Assets for
       the Years Ended December 31, 1996
       and 1995 .................................  F-5
    Notes to Financial Statements ...............  F-6

GREAT AMERICAN RESERVE INSURANCE COMPANY
    Report of Independent Accountants ...........  F-10
    Balance Sheet-Statutory Basis
       as of December 31, 1996 and 1995 .........  F-11
    Statement of Operations-Statutory Basis
       for the Years Ended December 31, 1996
       and 1995 .................................  F-13
    Statement of Shareholders' Equity-Statutory
       Basis for the Years Ended December 31,
       1996 and 1995 ............................  F-14
    Statement of Cash Flows-Statutory Basis
       for the Years Ended December 31, 1996
       and 1995 .................................  F-15
    Notes to Statutory Basis Financial Statements  F-16

                        REPORT OF INDEPENDENT ACCOUNTANTS





TO THE BOARD OF DIRECTORS OF GREAT
AMERICAN RESERVE INSURANCE COMPANY
AND CONTRACT OWNERS OF GREAT AMERICAN
RESERVE VARIABLE ANNUITY ACCOUNT C

       We have audited the accompanying statement of assets and liabilities of Great American Reserve Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned at December 31, 1996 by correspondence with custodians. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Variable Annuity Account C as of December 31, 1996, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.



Coopers & Lybrand L.L.P.

Indianapolis, Indiana
February 21, 1997

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                December 31, 1996

--------------------------------------------------------------------------------


                                                                                                            Reported
                                                                               Shares           Cost          Value
                                                                             ---------------------------------------
Assets:
     Investments in portfolio shares, at net asset value (Note 2):
         The Alger American Fund:
                  Leveraged AllCap Portfolio                                   26,879.1    $  502,374      $520,380
                  Small Capitalization Portfolio                               39,899.0     1,632,132     1,632,268
              Conseco Series Trust:
                  Asset Allocation Portfolio...........................       750,142.1     9,244,540    10,103,394
                  Common Stock Portfolio...............................     7,215,439.7   131,809,494   157,642,272
                  Corporate Bond Portfolio.............................     1,564,728.0    15,586,483    15,599,830
                  Government Securities Portfolio......................        35,992.6       424,301       429,854
                  Money Market Portfolio...............................     4,834,872.5     4,834,872     4,834,872
              The Dreyfus Socially Responsible Growth Fund, Inc,.......         8,038.7       150,364       161,497
              Dreyfus Stock Index Fund.................................        96,525.0     1,756,560     1,957,527
              Federated Insurance Series:
                  Federated High Income Bond Fund II...................         5,219.4        52,382        53,447
                  Federated International Equity Fund II...............         6,929.2        74,026        77,329
                  Federated Utility Fund II............................        11,789.0       130,079       139,228
              The Janus Aspen Series:
                  Aggressive Growth Portfolio..........................        65,615.0     1,170,617     1,196,818
                  Growth Portfolio.....................................        50,555.8       743,393       784,120
                  Worldwide Growth Portfolio...........................       148,894.9     2,673,682     2,894,517
              The Van Eck Worldwide Insurance Trust:
                  Gold and Natural Resources Fund .....................         3,759.6        60,462        62,861
                  Worldwide Bond Fund..................................         2,216.2        24,522        24,600
                  Worldwide Hard Assets Fund...........................        17,066.6       201,501       252,757
-------------------------------------------------------------------------------------------------------------------


                  Total assets.........................................                                 198,367,571

Liabilities:
         Amounts due to Great American Reserve Insurance Company.......                                     177,774
-------------------------------------------------------------------------------------------------------------------


                  Net assets (Note 6)..................................                               $ 198,189,797
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996

---------------------------------------------------------------------------------------------------------------------

                                                                                              Unit           Reported
                                                                               Units          Value             Value
                                                                             ----------------------------------------
Net assets attributable to:
     Contract owners' deferred annuity reserves:
         The Alger American Fund:
                  Leveraged AllCap Portfolio............................      332,179.9     $ 1.565215   $   519,933
                  Small Capitalization Portfolio........................    1,294,236.4       1.260092     1,630,857
              Conseco Series Trust:
                  Asset Allocation Portfolio............................    5,801,101.7       1.740091    10,094,443
                  Common Stock Portfolio
                      Qualified.........................................    8,464,008.5      17.932908   151,784,283
                      Nonqualified......................................      283,827.9      14.195419     4,029,055
                  Corporate Bond Portfolio
                      Qualified.........................................    2,973,412.1       4.990233    14,838,020
                       Nonqualified.....................................      136,641.6       4.794729       655,159
                  Government Securities Portfolio.......................      365,163.5       1.176168       429,494
                  Money Market Portfolio
                       Qualified........................................    1,583,355.5       2.598401     4,114,193
                       Nonqualified.....................................      266,262.2       2.598400       691,856
              The Dreyfus Socially Responsible Growth Fund, Inc.              114,172.5       1.413293       161,359
              Dreyfus Stock Index Fund..................................    1,395,519.7       1.401553     1,955,894
              Federated Insurance Series:
                  Federated High Income Bond Fund II....................       44,123.6       1.210427        53,408
                  Federated International Equity Fund II................       70,089.7       1.102350        77,263
                  Federated Utility Fund II.............................      111,928.9       1.242795       139,105
              The Janus Aspen Series:
                  Aggressive Growth Portfolio...........................      881,491.1       1.356519     1,195,759
                  Growth Portfolio......................................      570,926.9       1.372222       783,438
                  Worldwide Growth Portfolio............................    1,845,276.1       1.550846     2,861,739
              The Van Eck Worldwide Insurance Trust:
                  Gold and Natural Resources Fund.......................       49,773.1       1.261915        62,809
                  Worldwide Bond Fund...................................       23,734.7       1.035786        24,584
                  Worldwide Hard Assets Fund............................      163,726.6       1.542455       252,541
--------------------------------------------------------------------------------------------------------------------


                        Net assets attributable to contract owners' deferred annuity reserves........    196,355,192
--------------------------------------------------------------------------------------------------------------------


Contract owners' annuity payment reserves:
         Conseco Series Trust:
              Common Stock Portfolio
                  Qualified..........................................................................      1,660,667
                  Nonqualified.......................................................................         20,036
              Corporate Bond Portfolio
                  Qualified..........................................................................         94,182
              Money Market Portfolio
                  Qualified..........................................................................         29,359
         Janus Aspen Worldwide Growth Portfolio......................................................         30,361
--------------------------------------------------------------------------------------------------------------------


                  Net assets attributable to contract owners' annuity payment reserves...............      1,834,605
--------------------------------------------------------------------------------------------------------------------


                  Net assets.........................................................................  $ 198,189,797
--------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                             STATEMENT OF OPERATIONS
                 For the Years Ended December 31, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------

                                                                                         1996               1995
-------------------------------------------------------------------------------------------------------------------

Investment Income:
         Dividends from investments in portfolio shares.............................. $ 33,529,312     $ 19,391,277
Expenses:
         Mortality and expense risk fees.............................................    1,133,054          764,864
-------------------------------------------------------------------------------------------------------------------


         Net investment income.......................................................   32,396,258       18,626,413
-------------------------------------------------------------------------------------------------------------------

Net realized  gains  (losses)  and  unrealized  appreciation  (depreciation)  of investments in portfolio shares:
         Net realized gains on sales of investments in portfolio shares .............    1,468,389          266,507
         Net change in unrealized appreciation of investments in portfolio shares ...   17,278,325       10,798,864
-------------------------------------------------------------------------------------------------------------------


              Net gain on investments in portfolio shares............................   18,746,714       11,065,371
-------------------------------------------------------------------------------------------------------------------


                 Net increase in net assets from operations.......................... $ 51,142,972     $ 29,691,784
-------------------------------------------------------------------------------------------------------------------




                       STATEMENT OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 1996 and 1995


-------------------------------------------------------------------------------------------------------------------

                                                                                         1996              1995
-------------------------------------------------------------------------------------------------------------------

Changes from operations:
         Net investment income....................................................... $ 32,396,258     $ 18,626,413
         Net realized gains on sales of investments in portfolio shares .............    1,468,389          266,507
         Net change in unrealized appreciation of investments in portfolio shares ...   17,278,325       10,798,864
-------------------------------------------------------------------------------------------------------------------


              Net increase in net assets from operations.............................   51,142,972       29,691,784
-------------------------------------------------------------------------------------------------------------------


Changes from principal transactions:
         Net contract purchase payments..............................................   20,830,794       16,741,302
         Contract redemptions........................................................  (10,807,460)      (5,842,499)
         Net transfers (to) from fixed account.......................................    4,929,986         (206,225)
-------------------------------------------------------------------------------------------------------------------


              Net increase in net assets from principal transactions ................   14,953,320       10,692,578
-------------------------------------------------------------------------------------------------------------------


                Net increase in net assets...........................................   66,096,292       40,384,362
-------------------------------------------------------------------------------------------------------------------


Net assets, beginning of year........................................................  132,093,505       91,709,143

-------------------------------------------------------------------------------------------------------------------


                Net assets, end of year (Note 6).....................................$ 198,189,797     $132,093,505
-------------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                ------------------------------------------------


(1)      GENERAL

         Great American Reserve Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective, May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the portfolios of the Conseco Series Trust, a diversified open-end management investment company.

         The operations of Account C are included in the operations of Great American Reserve Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

         Effective  June  1,  1995,  the  following   investment   options  were
available:

THE ALGER AMERICAN FUND
         Leveraged AllCap Portfolio
         Small Capitalization Portfolio
THE CONSECO SERIES TRUST
         Asset Allocation Portfolio
         Common Stock Portfolio
         Corporate Bond Portfolio
         Government Securities Portfolio
         Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
FEDERATED INSURANCE SERIES
         Federated High Income Bond Fund II
         Federated International Equity Fund II
         Federated Utility Fund II
THE JANUS ASPEN SERIES
         Aggressive Growth Portfolio
         Growth Portfolio
         Worldwide Growth Portfolio
THE VAN ECK WORLDWIDE INSURANCE TRUST
         Gold and Natural Resources Fund
         Worldwide Bond Fund
         Worldwide Hard Assets Fund

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                ------------------------------------------------



(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT VALUATION, TRANSACTIONS AND INCOME

         Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, with the exception of regional business holidays. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.


         Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.


         FEDERAL INCOME TAXES


         No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.


         ANNUITY RESERVES


         Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.


         Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were as shown below.


                                                        December 31,
                                                      1996        1995
                                                      ----        ----

Conseco Series Trust:
           Common Stock
              Qualified.........................    $ 5.793      $ 4.163
              Nonqualified......................      5.363        3.854
           Corporate Bond
              Qualified.........................      4.630        4.580
           Money Market
              Qualified.........................      1.003       --
Janus Aspen Worldwide Growth....................      1.139       --

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                ------------------------------------------------


(3)           PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

              The aggregate costs of purchases of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $59,138,584 and $35,364,218, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1996 and 1995 were $11,667,690 and $5,577,299, respectively.


(4)           DEDUCTIONS AND EXPENSES

              Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

              The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

              The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.


              The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00% of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Conseco Series Trust Common Stock, Corporate Bond and Money Market portfolios which are 0.64%, 0.74% and 0.99%, respectively. These fees were $1,133,054 and $764,864 for the years ended December 31, 1996 and 1995, respectively.

              Pursuant to an agreement between Account C and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account C as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00% based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20 or $25.

              Under group contracts no longer sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners.

              These sales and administrative charges were $146,545 and $75,162 for the years ended December 31, 1996 and 1995, respectively.

(5)           OTHER TRANSACTIONS WITH AFFILIATES

              Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                          NOTES TO FINANCIAL STATEMENTS
                ------------------------------------------------


(6)           NET ASSETS

              Net assets consisted of the following at December 31, 1996:

Proceeds from the sales of units since organization,

    less cost of units redeemed                              $      63,392,558
Undistributed net investment income                                 73,802,818
Undistributed net realized gains on sales of investments            33,698,634
Net unrealized appreciation of investments                          27,295,787
                                                              -----------------

              Total net assets                               $     198,189,797
                                                              =================

                        REPORT OF INDEPENDENT ACCOUNTANTS





To the Shareholders and Board of Directors
Great American Reserve Insurance Company

         We have audited the accompanying balance sheet of Great American Reserve Insurance Company (the "Company") as of December 31, 1996 and 1995, and the related statements of operations, shareholder's equity and cash flows for the year ended December 31, 1996 and the four months ended December 31, 1995. We have also audited the accompanying statements of operations, shareholder's equity and cash flows of the Company for the eight months ended August 31, 1995, and the year ended December 31, 1994, based on the basis of accounting applicable to periods prior to the adoption of push down accounting upon Conseco, Inc.'s purchase of all common shares of the Company it did not previously own (see note 1 of the notes to financial statements regarding the adoption of push down accounting). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great American Reserve Insurance Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the year ended December 31, 1996, the four months ended December 31, 1995, the eight months ended August 31, 1995 and the year ended December 31, 1994, in conformity with generally accepted accounting principles.




COOPERS & LYBRAND L.L.P.


Indianapolis, Indiana
March 14, 1997

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                                  BALANCE SHEET
                           December 31, 1996 and 1995
                              (Dollars in millions)


                                     ASSETS


                                                                                              1996             1995
                                                                                              ----             ----
Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       1996 - $1,810.8; 1995 - $1,980.1)...............................................    $1,795.1          $2,030.9
    Mortgage loans.....................................................................        77.3              95.5
    Credit-tenant loans................................................................        93.4              79.4
    Policy loans.......................................................................        80.8              84.7
    Other invested assets .............................................................        89.0              37.8
    Short-term investments.............................................................        14.8              19.0
    Assets held in separate accounts...................................................       232.4             137.5
                                                                                           --------          --------

          Total investments............................................................     2,382.8           2,484.8


Accrued investment income..............................................................        32.9              34.0
Cost of policies purchased.............................................................       143.0             120.0
Cost of policies produced..............................................................        38.2              24.0
Reinsurance receivables................................................................        25.7              27.0
Goodwill (net of accumulated amortization: 1996 - $11.7; 1995 - $10.2) ................        49.7              53.0
Other assets...........................................................................         8.2              14.0
                                                                                           --------          --------

          Total assets.................................................................    $2,680.5          $2,756.8
                                                                                           ========          ========







                            (continued on next page)

                          The accompanying notes are an
                         integral part of the financial
                                   statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                            BALANCE SHEET (Continued)
                           December 31, 1996 and 1995
                 (Dollars in millions, except per share amount)


                                           LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                              1996             1995
                                                                                              ----             ----
Liabilities:
    Insurance liabilities..............................................................    $1,957.5          $2,039.1
    Income tax liabilities.............................................................        29.8              39.0
    Investment borrowings..............................................................        48.4              84.2
    Other liabilities..................................................................        15.5              14.4
    Liabilities related to separate accounts ..........................................       232.4             137.5
                                                                                           --------          --------

            Total liabilities..........................................................     2,283.6           2,314.2
                                                                                           --------          --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding) ...................       380.8             380.8
    Unrealized appreciation (depreciation) of securities:
       Fixed maturity securities (net of applicable deferred income taxes:
          1996 - $(2.4); 1995 - $6.8)..................................................        (4.4)             11.8
       Other investments (net of applicable deferred income taxes:
          1996 - $(.1); 1995 - $.4)....................................................         (.2)               .6
    Retained earnings..................................................................        20.7              49.4
                                                                                           --------          --------

            Total shareholder's equity.................................................       396.9             442.6
                                                                                           --------          --------

            Total liabilities and shareholder's equity.................................    $2,680.5          $2,756.8
                                                                                           ========          ========











    The accompanying notes are an integral part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                              (Dollars in millions)

                                                                                                       PRIOR BASIS
                                                                                                 ------------------------
                                                                Year           Four months      Eight months       Year
                                                                ended             ended             ended          ended
                                                            December 31,      December 31,       August 31,    December 31,
                                                                1996              1995              1995           1994
                                                              -------            -------            ------         ------
Revenues:
    Insurance policy income...............................    $  81.4             $ 31.8           $  60.5         $ 98.6
    Net investment income.................................      218.4               74.2             136.4          187.9
    Net investment gains..................................        2.7               12.5               7.3             .2
                                                              -------            -------            ------         ------

            Total revenues................................      302.5              118.5             204.2          286.7
                                                              -------            -------            ------         ------

Benefits and expenses:
    Insurance policy benefits.............................       54.9               18.9              45.9           66.2
    Change in future policy benefits......................       (3.7)                .2              (4.3)          (1.3)
    Interest expense on annuities and financial products .      129.4               44.2              74.6          101.4
    Interest expense on investment borrowings ............        6.2                1.0               3.6            2.9
    Amortization related to operations....................       17.8                5.3              11.7           16.0
    Amortization related to investment  gains                     2.5               10.0               4.3            2.7
    Other operating costs and expenses....................       54.3               13.1              23.7           37.3
                                                              -------            -------            ------         ------

            Total benefits and expenses...................      261.4               92.7             159.5          225.2
                                                              -------            -------            ------         ------

            Income before income taxes....................       41.1               25.8              44.7           61.5

Income tax expense........................................       15.4                9.7              16.5           22.7
                                                              -------            -------            ------         ------

            Net income....................................    $  25.7             $ 16.1            $ 28.2         $ 38.8
                                                              =======            =======            ======         ======





    The accompanying notes are an integral part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                        STATEMENT OF SHAREHOLDER'S EQUITY
                              (Dollars in millions)


                                                                                                         PRIOR BASIS
                                                                                                -------------------------
                                                                   Year          Four months    Eight months         Year
                                                                  ended             ended            ended          ended
                                                              December 31,      December 31,      August 31,     December 31,
                                                                   1996              1995           1995             1994
                                                                  ------           ------          ------           ------

Common stock and additional paid-in capital:
    Balance, beginning of period .......................          $380.8           $380.8          $339.7           $339.7
      Adjustment of balance due to new accounting basis               --               --            41.1               --
                                                                  ------           ------          ------           ------

   Balance, end of period ..............................          $380.8           $380.8          $380.8           $339.7
                                                                  ======           ======          ======           ======

Unrealized appreciation (depreciation) of securities:
   Fixed maturity securities:
      Balance, beginning of period .....................          $ 11.8           $  1.3          $(53.0)          $ 33.3
        Change in unrealized appreciation (depreciation)           (16.2)            10.5            55.7            (86.3)
        Adjustment of balance due to new
          accounting basis .............................              --               --            (1.4)              --
                                                                  ------           ------          ------           ------

      Balance, end of period ...........................          $ (4.4)          $ 11.8          $  1.3           $(53.0)
                                                                  ======           ======          ======           ======


   Other investments:
      Balance, beginning of period .....................          $   .6           $   .6          $ (2.1)          $  (.1)
        Change in unrealized appreciation (depreciation)             (.8)              --             3.3             (2.0)
        Adjustment of balance due to new
          accounting basis .............................              --               --             (.6)              --
                                                                  ------           ------          ------           ------

      Balance, end of period ...........................          $  (.2)          $   .6          $   .6           $ (2.1)
                                                                  ======           ======          ======           ======

Retained earnings:
   Balance, beginning of year ..........................          $ 49.4           $ 33.3          $ 80.3           $ 75.6
      Net income .......................................            25.7             16.1            28.2             38.8
      Dividends on common stock ........................           (54.4)              --           (41.2)           (34.1)
      Adjustment of balance due to new
        accounting basis ...............................              --               --           (34.0)              --
                                                                  ------           ------          ------           ------

   Balance, end of year ................................          $ 20.7           $ 49.4          $ 33.3           $ 80.3
                                                                  ======           ======          ======           ======


        Total shareholder's equity .....................          $396.9           $442.6          $416.0           $364.9
                                                                  ======           ======          ======           ======





    The accompanying notes are an integral part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                             STATEMENT OF CASH FLOWS
                              (Dollars in millions)


                                                                                                         PRIOR BASIS
                                                                                                -------------------------
                                                                   Year          Four months    Eight months         Year
                                                                  ended             ended            ended          ended
                                                              December 31,      December 31,      August 31,     December 31,
                                                                   1996              1995           1995             1994
                                                                  ------           ------          ------           ------

Cash flows from operating activities:
    Net income .........................................          $ 25.7           $ 16.1          $ 28.2           $ 38.8
       Adjustments to reconcile net income to net
          cash provided by operating activities:
            Amortization ...............................            20.4             15.3            16.0             18.7
            Income taxes ...............................            (3.9)             2.3             2.9              1.3
            Insurance liabilities ......................           (40.5)           (25.8)          (14.0)           (10.5)
            Interest credited to insurance liabilities .           129.4             44.2            74.6            101.4
            Fees charged to insurance liabilities ......           (32.8)           (10.3)          (22.2)           (36.5)
            Accrual and amortization of investment income            3.1              3.2            (1.8)            (1.2)
            Deferral of cost of policies produced ......           (13.2)            (3.0)           (6.6)            (9.4)
            Investment gains ...........................            (2.7)           (12.5)           (7.3)             (.2)
            Other ......................................            (8.9)            (8.9)           (3.2)             5.0
                                                                  ------           ------          ------           ------

            Net cash provided by operating activities ..            76.6             20.6            66.6            107.4
                                                                  ------           ------          ------           ------

Cash flows from investing activities:
    Sales of investments ...............................           988.9            513.2           406.5            586.0
    Maturities and redemptions .........................           101.7             60.4            57.5            118.4
    Purchases of investments ...........................          (954.2)          (532.2)         (476.2)          (786.9)
                                                                  ------           ------          ------           ------

            Net cash provided (used) by investing
                activities .............................           136.4             41.4           (12.2)           (82.5)
                                                                  ------           ------          ------           ------

Cash flows from financing activities:
    Deposits to insurance liabilities ..................           169.8             50.8           104.4            146.0
    Cash paid in reinsurance recapture .................              --            (71.1)             --               --
    Investment borrowings ..............................           (35.8)           (36.8)          121.0            (58.3)
    Withdrawals from insurance liabilities .............          (306.7)           (71.9)         (166.3)          (171.4)
    Dividends paid on common stock .....................           (44.5)              --           (41.2)           (34.1)
                                                                  ------           ------          ------           ------

            Net cash provided (used)  by
                financing activities ...................          (217.2)          (129.0)           17.9           (117.8)
                                                                  ------           ------          ------           ------

            Net increase (decrease) in short-term
                investments ............................            (4.2)           (67.0)           72.3            (92.9)

Short-term investments, beginning of period ............            19.0             86.0            13.7            106.6
                                                                  ------           ------          ------           ------

Short-term investments, end of period ..................          $ 14.8           $ 19.0          $ 86.0           $ 13.7
                                                                  ======           ======          ======           ======




    The accompanying notes are an integral part of the financial statements.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



1.   SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION AND BASIS OF PRESENTATION

     Great American Reserve Insurance Company (the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company engaged in the development, marketing and administration of annuity, individual health insurance and individual life insurance products. During 1994, Conseco effectively owned 36 percent of the Company, through its ownership interest in CCP Insurance, Inc. ("CCP"), a holding company organized for companies previously acquired by Conseco Capital Partners, L.P. (the "Partnership"), a limited partnership organized by Conseco. The Company was acquired by the Partnership in 1990 (the "Partnership Acquisition"). During 1995, Conseco's ownership in CCP (and in the Company) increased to 49 percent as a result of purchases of CCP common stock by CCP and Conseco. In August 1995, Conseco completed the purchase of the remaining shares of CCP common stock it did not already own in a transaction pursuant to which CCP was merged with Conseco, with Conseco being the surviving corporation (the "Conseco Acquisition").

     The accompanying financial statements give effect to "push down" purchase accounting to reflect the Partnership Acquisition and the Conseco Acquisition. As a result of applying "push down" purchase accounting: (i) the Company's financial position and results of operations for periods subsequent to the Partnership Acquisition and before the Conseco Acquisition (the "prior basis")
reflect the Partnership's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date; and (ii) the Company's financial position and results of operations for periods subsequent to the Conseco Acquisition reflect Conseco's cost to acquire the Company's asset and liability accounts based upon their estimated fair values at the purchase date.

     The effect of the adoption of the new basis of accounting on the Company's balance sheet accounts on August 31, 1995, was as follows (dollars in millions):

                                                                       DEBIT
                                                                     (CREDIT)
                                                                     --------

      Cost of policies purchased................................      $ 59.0
      Cost of policies produced ................................       (27.0)
      Goodwill..................................................       (15.1)
      Insurance liabilities.....................................        (1.2)
      Income tax liabilities....................................       (11.9)
      Other.....................................................         1.3
      Common stock and additional paid-in capital...............       (41.1)
      Net unrealized appreciation of fixed maturity securities..         1.4
      Net unrealized appreciation of other investments..........          .6
      Retained earnings.........................................        34.0

     The  accompanying  financial  statements  also  include  the  effect of the
December 31, 1994, merger of Jefferson National Life Insurance Company ("Jefferson National", which was acquired by the Partnership in 1990) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on January 1, 1994.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), which differ in some respects from statutory accounting practices followed in the preparation of financial statements submitted to state insurance departments. The financial statements

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


prepared in conformity with GAAP include amounts based on informed estimates and judgment of management, with consideration given to materiality. Significant estimates and assumptions are utilized in the calculation of cost of policies produced, cost of policies purchased, insurance liabilities, guaranty fund assessment accruals and deferred income taxes. Actual experience may differ from those estimates. Certain amounts from the 1995 and 1994 financial statements and notes have been reclassified to conform with the 1996 presentation.

     INVESTMENTS

     Fixed maturity investments are securities that mature more than one year after issuance. They include bonds, notes receivable and preferred stocks with mandatory redemption features and are classified as follows:

         ACTIVELY MANAGED - fixed maturity securities that may be sold prior to maturity due to changes that might occur in market interest rates, issuer credit quality or the Company's liquidity requirements. Actively managed fixed maturity securities are carried at estimated fair value and the unrealized gain or loss is recorded net of tax and related adjustments described below as a component of shareholder's equity.

         TRADING ACCOUNT - fixed maturity securities are bought and held principally for the purpose of selling them in the near term. Trading account securities are carried at estimated fair value. Unrealized gains or losses are included in net investment gains (losses). The Company did not hold any trading account securities during 1996, 1995 or 1994.

         HELD TO  MATURITY - (all other  fixed  maturity  securities)  are those securities which the Company has the ability and positive intent to hold to maturity, and are carried at amortized cost. The Company may dispose of these securities if the credit quality of the issuer deteriorates, if regulatory requirements change or under other unforeseen circumstances. The Company has not held any securities in this classification during 1996, 1995 or 1994.

     Anticipated returns, including investment gains and losses, from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and the cost of policies produced. When actively managed fixed maturity securities are stated at estimated fair value, an adjustment to the cost of policies purchased and the cost of policies produced may be necessary if a change in amortization would have been recorded if such securities had been sold at their fair value and the proceeds reinvested at current yields. Furthermore, if future yields expected to be earned on such securities decline, it may be necessary to increase certain insurance liabilities. Adjustments to such liabilities are required when their balances, in addition to future net cash flows (including investment income), are insufficient to cover future benefits and expenses.

     Unrealized gains and losses and the related adjustments described in the preceding paragraph have no effect on earnings, but are recorded, net of tax, as a component of shareholder's equity. The following table summarizes the effect of these adjustments as of December 31, 1996:


                                                                                     EFFECT OF FAIR
                                                                    BALANCE        VALUE ADJUSTMENT ON
                                                                    BEFORE          ACTIVELY MANAGED          REPORTED
                                                                  ADJUSTMENT        FIXED MATURITIES           AMOUNT
                                                                  ----------        ----------------           ------
                                                                                  (Dollars in millions)

Actively managed fixed maturity securities....................      $1,810.8             $(15.7)              $1,795.1
Cost of policies purchased....................................         135.2                7.8                  143.0
Cost of policies produced.....................................          37.1                1.1                   38.2
Income tax liabilities........................................          32.2                2.4                   29.8
Net unrealized depreciation of fixed maturities...............           -                 (4.4)                  (4.4)


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     When changes in conditions cause a fixed maturity investment to be transferred to a different category (e.g. actively managed, held to maturity or trading), the security is transferred to the new category at its fair value at the date of the transfer. There were no such transfers in 1996, 1995 or 1994. At the transfer date, the security's unrealized gain or loss is recorded as follows:

     o For transfers to the trading category, the unrealized gain or loss is recognized in earnings;

     o For transfers from the trading category, the unrealized gain or loss already recognized in earnings is not reversed;

     o For transfers to actively managed from held to maturity, the unrealized gain or loss is recognized in shareholder's equity; and

     o For transfers to held to maturity from actively managed, the unrealized gain or loss at the date of transfer continues to be recognized in shareholder's equity, but is amortized as a yield adjustment until ultimately sold.

     Credit-tenant loans are loans for commercial properties which require: (i) the lease of the principal tenant to be assigned to the Company; (ii) the lease to produce adequate cash flow to fund substantially all the cash requirements of the loan; and (iii) the principal tenant, or the guarantor of such tenant's obligations, to have an investment-grade credit rating when the loan is made. These loans also must be collateralized by the value of the related property. Underwriting guidelines take into account such factors as: (i) the lease term of the property; (ii) the borrower's management ability, including business experience, property management capabilities and financial soundness; and (iii) such economic, demographic or other factors that may affect the income generated by the property or its value. The underwriting guidelines generally require a loan-to-value ratio of 75 percent or less. Credit-tenant loans and traditional mortgage loans are carried at amortized cost.

     Policy loans are stated at their current unpaid principal balance.

     Short-term investments include commercial paper, invested cash and other investments purchased with maturities of less than three months and are carried at amortized cost, which approximates fair value. The Company considers all short-term investments to be cash equivalents.

     Fees received and costs incurred in connection with origination of investments, principally mortgage loans, are deferred. Fees, costs, discounts and premiums are amortized as yield adjustments over the contractual life of the investments. Anticipated prepayments on mortgage-backed securities are taken into consideration in determining estimated future yields on such securities.

     The specific identification method is used to account for the disposition of investments. The differences between sale proceeds and carrying values are reported as investment gains and losses, or as adjustments to investment income if the proceeds are prepayments by issuers prior to maturity.

     The Company regularly evaluates investment securities, credit-tenant loans and mortgage loans based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's net realizable value that is other than temporary is treated as an investment loss and the cost basis of the security is reduced to its estimated fair value. Impaired loans are revalued at the present value of expected cash flows discounted at the loan's effective interest rate when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the agreement. The Company accrues interest on the net carrying amount of impaired loans.

     As part of the Company's investment strategy, the Company may enter into reverse repurchase agreements and dollar-roll transactions to increase its investment return or to improve liquidity. These transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     SEPARATE ACCOUNTS

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims which may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contract holders. The Company records the related liabilities at amounts equal to the underlying assets; the fair value of these liabilities equals their carrying amount.

     COST OF POLICIES PURCHASED

     The cost of policies purchased represents the portion of the acquisition cost that was allocated to the value of the right to receive future cash flows from insurance contracts existing at the date such insurance contracts were acquired. The value of cost of policies purchased is the actuarially determined present value of the projected future cash flows from the insurance contracts existing at the acquisition date. The method used to value the cost of policies purchased is consistent with the valuation methods used most commonly to value blocks of insurance business, which is also consistent with the basic methodology generally used to value assets. The method used is summarized as follows:

     o      Identify the expected future cash flows from the blocks of business.

     o Identify the risks inherent in realizing those cash flows (i.e., what is the probability that the cash flows will be realized).

     o Identify the rate of return necessary considering the risks inherent in realizing the cash flows.

     o Determine the value of the policies by discounting the expected future cash flows by the discount rate required.

     The expected future cash flows used in determining such value are based on actuarially determined projections of future premium collections, mortality, surrenders, operating expenses, changes in insurance liabilities, investment yields on the assets held to back the policy liabilities and other factors. These projections take into account all factors known or expected at the valuation date, based on the collective judgment of the Company's management. Actual experience on purchased business may vary from projections due to differences in renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs and other factors.

     The discount rate used to determine the value of the cost of policies purchased is the rate of return required in order to invest in the business being acquired. In determining this required rate of return, the following factors are considered:

     o The magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows.

     o      The cost of capital required to fund the acquisition.

     o The likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws.

     o The acquired business compatibility with other activities of the Company that may favorably affect future cash flows.

     o      The complexity of the acquired business.

     o Recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     After the cost of policies purchased is determined, it is amortized based on the incidence of the expected cash flows. This asset is amortized using the interest rate credited to the underlying policies.

     If renewal premiums collected, investment spread, investment gains or losses, mortality and morbidity costs or other factors differ from expectations, amortization of the cost of policies purchased is adjusted. For example, the sale of a fixed maturity investment may result in a gain (or loss). If the sale proceeds are reinvested at a lower (or higher) earnings rate, there may also be a reduction (or increase) in future investment spread. Amortization must be increased (decreased) to reflect the change in the incidence of expected cash flows consistent with the methods used with the cost of policies produced (described below).

     Each year, the recoverability of the cost of policies purchased is evaluated by line of business within each block of purchased insurance business. If current estimates indicate that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business purchased, will be insufficient to recover the cost of policies purchased, the difference is charged to expense. Amortization is adjusted consistent with the methods used with the cost of policies produced (as described below).

     The cost of policies purchased related to the original acquisition of the Company by the Partnership in 1990 is amortized under a slightly different method than that described above. However, the effect of the different method on 1996 net income was insignificant.

     COST OF POLICIES PRODUCED

     Costs which vary with and are primarily related to the acquisition of new business are deferred to the extent that such costs are deemed recoverable. These costs include commissions, certain costs of policy issuance and underwriting and certain agency expenses. For traditional life and health contracts, deferred costs are amortized with interest in relation to future anticipated premium revenue using the same assumptions that are used in calculating the insurance liabilities. For immediate annuities with mortality risks, deferred costs are amortized in relation to the present value of benefits to be paid. For universal life-type, interest-sensitive and investment-type contracts, deferred costs are amortized in relation to the present value of expected gross profits from these contracts, discounted using the interest rate credited to the policy (currently, 5 percent to 8 percent).

     Recoverability of the unamortized balance of cost of policies produced is evaluated regularly and considers anticipated investment income. For universal life-type contracts and investment-type contracts, the accumulated amortization is adjusted (whether an increase or a decrease) whenever there is a change in the estimated gross profits expected over the life of a block of business in order to maintain a constant relationship between amortization and the present value (discounted at the rate of interest that accrues to the policies) of expected gross profits. For traditional and most other contracts, the unamortized asset balance is reduced by a charge to income only when the sum of the present value of discounted future cash flows and the policy liabilities is not sufficient to cover such asset balance.

     GOODWILL

     The excess of the cost of acquiring the Company's net assets over its estimated fair values is recorded as goodwill and is being amortized on the straight-line basis over a 40-year period. The Company periodically assesses the recoverability of goodwill through projections of future earnings of the acquired business. Such assessment is made based on whether goodwill is fully recoverable from projected undiscounted net cash flows from earnings of the acquired business over the remaining amortization period. If future evaluations of goodwill indicate a material change in the factors supporting recoverability over the remaining amortization period, all or a portion of goodwill may need to be written off or the amortization period shortened (no such changes have occurred).

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     INSURANCE LIABILITIES, RECOGNITION OF INSURANCE POLICY INCOME AND RELATED BENEFITS AND EXPENSES

     Reserves for traditional and limited-payment life insurance contracts are generally calculated using the net level premium method based on assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. The assumptions are based on projections using past and expected experience and include provisions for possible adverse deviation. These assumptions are made at the time the contract is issued or, in the case of contracts acquired by purchase, at the purchase date.

     Reserves for universal life-type and investment-type contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed. Additional increases to insurance liabilities are made if future cash flows including investment income are insufficient to cover future benefits and expenses.

     For investment-type contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and for contracts that permit the Company or the insured to make changes in the contract terms (such as single-premium whole life and universal life), premium deposits and benefit payments are recorded as increases or decreases in a liability account rather than as revenue and expense. Amounts charged against the liability account for the cost of insurance, policy administration and surrender penalties are recorded as revenues. Interest credited to the liability account and benefit payments made in excess of the contract liability account balance are charged to expense.

     For traditional life insurance contracts, premiums are recognized as income when due. Benefits and expenses are associated with earned premiums resulting in their level recognition over the premium paying period of the contracts. Such recognition is accomplished through the provision for future policy benefits and the amortization of deferred policy acquisition costs.

     For contracts with mortality risk, but with premiums paid for only a limited period (such as single-premium immediate annuities with benefits paid for the life of the annuitant), the accounting treatment is similar to traditional contracts. However, the excess of the gross premium over the net premium is deferred and recognized in relation to the present value of expected future benefit payments.

     Liabilities for incurred claims are determined using historical experience and represent an estimate of the present value of the ultimate net cost of all reported and unreported claims. Management believes these estimates are adequate. Such estimates are periodically reviewed and any adjustments are reflected in current operations.

     For participating policies, the amount of dividends to be paid (which are not significant) is determined annually by the Company. The portion of the earnings allocated to participating policyholders is recorded as an insurance liability.

     REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid over such limit by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $.5 million.

     Assets and liabilities related to insurance contracts are reported before the effects of reinsurance. Reinsurance receivables and prepaid reinsurance premiums (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities relating to the underlying reinsured insurance contracts.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     INCOME TAXES

     Income  tax  expense   includes   deferred  taxes  arising  from  temporary
differences between the tax and financial reporting basis of assets and liabilities. The effects of a tax rate change on current and accumulated deferred income taxes are reflected in the period in which the change was enacted.

     In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences become deductible. If future income does not occur as expected, deferred income taxes may need to be written off.

     FAIR VALUES OF FINANCIAL INSTRUMENTS

     The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

     INVESTMENT SECURITIES: The estimated fair values of fixed maturity securities (including redeemable preferred stocks) are based on quotes from independent pricing services, where available. For investment securities for which such quotes are not available, the estimated fair values are determined using values obtained from broker-dealer market makers or by discounting expected future cash flows using current market interest rates applicable to the yield, credit quality of the investments and maturity of the investments.

     MORTGAGE LOANS, CREDIT-TENANT LOANS AND POLICY LOANS: The estimated fair values of mortgage loans, credit-tenant loans and policy loans are determined by discounting future expected cash flows using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     OTHER INVESTED ASSETS: The estimated fair values of these assets have been assumed to be equal to their carrying value. Such value is believed to be a reasonable approximation of the fair value of these investments.

     SHORT-TERM INVESTMENTS: The estimated fair values of short-term investments are based on quoted market prices, where available. The carrying amount reported in the balance sheet for these assets approximates their estimated fair value.

     INSURANCE LIABILITIES FOR INVESTMENT CONTRACTS: The estimated fair values of liabilities under investment-type insurance contracts are determined using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     INVESTMENT BORROWINGS: Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated fair values are assumed to approximate the carrying amount reported in the balance sheet.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The estimated fair values of financial instruments are as follows:


                                                                          1996                              1995
                                                                   --------------------             ------------------
                                                                  Carrying        Fair             Carrying      Fair
                                                                   Amount         Value             Amount       Value
                                                                   ------         -----             ------       -----
                                                                                    (Dollars in millions)
     Financial assets issued for purposes other than trading:
       Actively managed fixed maturity securities...........      $1,795.1      $1,795.1          $2,030.9     $2,030.9
       Mortgage loans.......................................          77.3          77.0              95.5        108.9
       Credit-tenant loans..................................          93.4          92.5              79.4         79.7
       Policy loans.........................................          80.8          80.8              84.7         84.7
       Other invested assets................................          89.0          89.0              37.8         37.8
       Short-term investments...............................          14.8          14.8              19.0         19.0

     Financial liabilities issued for purposes other than trading:
       Insurance liabilities for investment contracts (1)...      $1,282.1      $1,282.1          $1,346.5     $1,346.5
       Investment borrowings................................          48.4          48.4              84.2         84.2


       ----------------------
       (1) The estimated fair value of the liabilities for investment contracts was approximately equal to its carrying value at December 31, 1996 and 1995, because interest rates credited on the vast majority of account balances approximate current rates paid on similar investments and because these rates are not generally guaranteed beyond one year. The Company is not required to disclose fair values for insurance liabilities, other than those for investment contracts. However, the Company takes into consideration the estimated fair values of all insurance liabilities in its overall management of interest rate risk. The Company attempts to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.


2.   JEFFERSON NATIONAL MERGER

     On December 31, 1994, Jefferson National was merged with the Company, with the Company being the surviving corporation. The merger has been accounted for as a pooling of interests and, accordingly, the financial statements for 1994 have been restated to include the accounts of Jefferson National. Certain 1994 balances for the separate companies are as follows:


                                                                                Amount prior to     Jefferson
                                                                               Effect Of Merger     National        Combined
                                                                               ----------------     --------        --------
                                                                                           (Dollars in millions)
   Insurance policy income...................................................   $   53.2          $   45.4       $   98.6
   Net investment income.....................................................      101.9              86.0          187.9
   Total revenues............................................................      154.1             132.6          286.7
   Income before income taxes................................................       25.9              35.6           61.5
   Net income................................................................       16.7              22.1           38.8


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



3.   INVESTMENTS

     At December 31, 1996, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:


                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)
   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................   $     29.9       $    .3       $    .3          $     29.9
   Obligations of state and political subdivisions........          6.1            .1            .1                 6.1
   Debt securities issued by foreign governments..........         11.6           -              .5                11.1
   Public utility securities..............................        234.8           2.4           7.0               230.2
   Other corporate securities.............................        950.1          10.9          17.6               943.4
   Mortgage-backed securities.............................        578.3           2.3           6.2               574.4
                                                               --------         -----         -----            --------

      Total...............................................     $1,810.8         $16.0         $31.7            $1,795.1
                                                               ========         =====         =====            ========


     At December 31, 1995, the amortized cost and estimated fair value of actively managed fixed maturity securities were as follows:


                                                                                Gross          Gross          Estimated
                                                               Amortized     unrealized     unrealized          fair
                                                                 cost           gains         losses            value
                                                                 ----           -----         ------            -----
                                                                                 (Dollars in millions)

   United States Treasury securities and obligations
      of United States government corporations and
      agencies............................................ $     59.2          $  2.1         $  -         $     61.3
   Obligations of state and political subdivisions........        9.3              .2             .1              9.4
   Debt securities issued by foreign governments..........        8.3              .3            -                8.6
   Public utility securities..............................      351.6            11.4            2.0            361.0
   Other corporate securities.............................      888.0            34.0            6.4            915.6
   Mortgage-backed securities.............................      663.7            12.2             .9            675.0
                                                             --------           -----           ----         --------

          Total...........................................   $1,980.1           $60.2           $9.4         $2,030.9
                                                             ========           =====           ====         ========


     Actively managed fixed maturity securities, summarized by the source of their estimated fair value, were as follows at December 31, 1996:


                                                                                                      Estimated
                                                                                     Amortized          fair
                                                                                       cost             value
                                                                                       ----             -----
                                                                                         (Dollars in millions)

Nationally recognized pricing services..........................................        $1,516.7        $1,500.4
Broker-dealer market makers.....................................................           242.9           243.6
Internally developed methods (calculated based
   on a weighted-average current market yield of 10.2 percent)..................            51.2            51.1
                                                                                        --------        --------

         Total .................................................................        $1,810.8        $1,795.1
                                                                                        ========        ========


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The following table sets forth actively managed fixed maturity securities at December 31, 1996, classified by rating categories. The category assigned is the highest rating by a nationally recognized statistical rating organization or, as to $23.5 million fair value of fixed maturity securities not rated by such firms, the rating assigned by the National Association of Insurance Commissioners ("NAIC"). For the purposes of this table, NAIC Class 1 is included in the "A" rating; Class 2, "BBB-"; Class 3, "BB-"; and Classes 4-6, "B+ and below":



                                                                                           Percent of       Percent of
Investment                                                                                    fixed           total
  Rating                                                                                   maturities      investments
--------                                                                                   ----------      -----------

AAA  .................................................................................       37%              28%
AA   .................................................................................        6                5
A    .................................................................................       21               15
BBB+ .................................................................................        9                6
BBB  .................................................................................       13               10
BBB- .................................................................................        7                5
                                                                                           ----             ----

     Investment-grade.................................................................       93               69
                                                                                            ----             ---

BB+  .................................................................................        1                1
BB   .................................................................................        1                1
BB-  .................................................................................        2                2
B+ and below   .......................................................................        3                2
                                                                                           ----             ----

     Below investment-grade...........................................................        7                6
                                                                                           ----             ----

         Total actively managed fixed maturities......................................      100%              75%
                                                                                            ===             ====


     Below   investment-grade   actively  managed  fixed  maturity   securities,
summarized by the amount their amortized cost exceeds fair value, were as follows at December 31, 1996:

                                                                                                            Estimated
                                                                                         Amortized            fair
                                                                                           cost               value
                                                                                           ----               -----
                                                                                             (Dollars in millions)
Amortized cost exceeds fair value by more than 15%..................................     $    3.1            $    1.7
Amortized cost exceeds fair value by more than 5% but not more than 15%.............         18.4                16.8
All others..........................................................................        111.1               113.3
                                                                                          -------             -------

         Total......................................................................       $132.6              $131.8
                                                                                           ======              ======

     The Company had no fixed maturity investments in technical or substantive default as of December 31, 1996. The Company recorded writedowns of fixed maturity investments and other invested assets totaling $.8 million in 1996, $1.6 million in 1995 and $1.0 million in 1994, as a result of changes in conditions which caused it to conclude the decline in the fair value of the investment was other than temporary. As of December 31, 1996, there were no fixed maturity investments about which the Company had serious doubts as to the ability of the issuer to comply with the contractual terms of their obligations on a timely basis. Investment income foregone due to defaulted securities was $.2 million in 1996, $.1 million in the four months ended December 31, 1995 and $1.3 million in 1994. There was no investment income foregone due to defaulted securities during the eight months ended August 31, 1995.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     Actively managed fixed maturity securities at December 31, 1996, summarized by contractual maturity date, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because most mortgage-backed securities provide for periodic payments throughout their lives.

                                                                                                        Estimated
                                                                                       Amortized          fair
                                                                                         cost             value
                                                                                         ----             -----
                                                                                           (Dollars in millions)

Due in one year or less.........................................................      $      10.7     $      10.6
Due after one year through five years...........................................            102.3           103.1
Due after five years through ten years..........................................            314.7           313.5
Due after ten years.............................................................            804.8           793.5
                                                                                       ----------      ----------

       Subtotal.................................................................          1,232.5         1,220.7
Mortgage-backed securities......................................................            578.3           574.4
                                                                                         --------        --------

       Total ...................................................................         $1,810.8        $1,795.1
                                                                                         ========        ========

     Net investment income consisted of the following:


                                                          Year        Four months   Eight months        Year
                                                          ended         ended           ended           ended
                                                      December 31,   December 31,    August 31,     December 31,
                                                          1996           1995           1995            1994
                                                          ----           ----           ----            ----
                                                                          (Dollars in millions)

Actively managed fixed maturity securities.......        $146.4          $53.9          $110.2         $157.9
Mortgage loans...................................          11.8            4.8             8.0           13.0
Credit-tenant loans .............................           7.2            1.7             4.1            3.8
Policy loans.....................................           5.0            1.9             3.5            5.2
Short-term investments...........................           2.3             .8             1.9            3.8
Other invested assets............................          11.4             .3             1.6            3.2
Separate accounts................................          35.6           11.3             7.9            2.3
                                                         ------          -----          ------         ------

     Gross investment income.....................         219.7           74.7           137.2          189.2
Investment expenses..............................           1.3             .5              .8            1.3
                                                         ------          -----          ------         ------

     Net investment income.......................        $218.4          $74.2          $136.4         $187.9
                                                         ======          =====          ======         ======

     The Company did not have any fixed maturity investments and mortgage loans not accruing investment income in 1996, 1995 and 1994.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The proceeds from sales of actively managed fixed maturity securities were $938.3 million in 1996, $512.5 million in the four months ended December 31, 1995, $406.0 million in the eight months ended August 31, 1995 and $578.3 million in 1994.
Net investment gains consisted of the following:


                                                                  Year           Four months    Eight months         Year
                                                                  ended            ended            ended            ended
                                                              December 31,      December 31,     August 31,      December 31,
                                                                  1996              1995            1995             1994
                                                                  ------           ------          ------           ------
                                                                                     (Dollars in millions)
Fixed maturities:
   Gross gains .........................................          $ 16.6           $ 16.5          $ 14.4           $ 17.6
   Gross losses ........................................            (9.2)            (2.2)           (2.3)            (9.3)
   Other than temporary decline in fair value ..........             (.2)             (.4)           (1.2)            (1.0)
                                                                  ------           ------          ------           ------

     Net investment gains from fixed maturities
       before expenses .................................             7.2             13.9            10.9              7.3
Mortgage loans .........................................              --               --             (.2)              --
Other ..................................................              --               --            (1.0)            (3.1)
Other than temporary decline in fair value .............             (.6)              --              --               --
                                                                  ------           ------          ------           ------

     Net investment gains before expenses ..............             6.6             13.9             9.7              4.2
Investment gain expenses ...............................             3.9              1.4             2.4              4.0
                                                                  ------           ------          ------           ------

     Net investment gains ..............................          $  2.7           $ 12.5          $  7.3           $   .2
                                                                  ======           ======          ======           ======

     The change in net unrealized appreciation (depreciation) on investments consisted of the following:


                                                                  Year           Four months    Eight months         Year
                                                                  ended            ended            ended            ended
                                                              December 31,      December 31,     August 31,      December 31,
                                                                  1996              1995            1995             1994
                                                                  ------           ------          ------           ------
                                                                                    (Dollars in millions)
Actively managed fixed maturities ......................          $(66.5)          $ 45.5          $164.1           $(254.9)
Other invested assets ..................................            (1.3)              .1             5.1             (3.2)
                                                                  ------           ------          ------           ------

         Subtotal ......................................           (67.8)            45.6           169.2           (258.1)
Less effect on other balance sheet accounts:
   Cost of policies purchased ..........................            36.6            (26.3)          (64.1)            93.1
   Cost of policies produced ...........................             4.5             (2.7)          (12.0)            27.6
   Income taxes ........................................             9.7             (6.1)          (34.1)            49.1
                                                                  ------           ------          ------           ------

Change in net unrealized appreciation
   (depreciation) of securities ........................          $(17.0)          $ 10.5          $ 59.0           $(88.3)
                                                                  ======           ======          ======           ======


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     Investments in mortgage-backed securities at December 31, 1996, included collateralized mortgage obligations ("CMOs") of $221.6 million and mortgage-backed pass-through securities of $352.8 million. CMOs are securities backed by pools of pass-through securities and/or mortgages that are segregated into sections or "tranches." These securities provide for sequential retirement of principal, rather than the pro rata share of principal return which occurs through regular monthly principal payments on pass-through securities.

     The following table sets forth the par value, amortized cost and estimated fair value of investments in mortgage-backed securities including CMOs at December 31, 1996, summarized by interest rates on the underlying collateral:


                                                                                   Par       Amortized      Estimated
                                                                                  value        cost        fair value
                                                                                  -----        ----        ----------
                                                                                        (Dollars in millions)

Below 7 percent .....................................................            $209.6        $205.1          $201.5
7 percent - 8 percent................................................             247.4         241.5           240.6
8 percent - 9 percent................................................              70.9          69.7            69.3
9 percent and above..................................................              60.1          62.0            63.0
                                                                                 ------        ------          ------

     Total mortgage-backed securities................................            $588.0        $578.3          $574.4
                                                                                 ======        ======          ======

     The amortized cost and estimated fair value of mortgage-backed securities including CMOs at December 31, 1996, summarized by type of security were as follows:


                                                                                     ESTIMATED FAIR VALUE
                                                                                                        Percent
                                                                              Amortized                of fixed
                                                                                cost        amount    maturities
                                                                                ----        ------    ----------
TYPE                                                                                 (Dollars in millions)

Pass-throughs and sequential and targeted amortization classes...........       $458.7       $454.9     25%
Accrual (Z tranche) bonds................................................          9.6          9.7       1
Planned amortization classes and accretion directed bonds................         77.2         76.7       4
Subordinated classes ....................................................         32.8         33.1       2
                                                                                ------       ------      --

         Total mortgage-backed securities................................       $578.3       $574.4      32%
                                                                                ======       ======      ===

     The following table sets forth the amortized cost and estimated fair value of mortgage-backed securities as of December 31, 1996, based upon the pricing source used to determine estimated fair value:

                                                                                                        Estimated
                                                                                         Amortized        fair
                                                                                           cost           value
                                                                                           ----           -----
                                                                                           (Dollars in millions)

Nationally recognized pricing services .............................................        $515.1        $511.3
Broker-dealer market makers.........................................................          52.7          52.5
Internally developed methods (calculated based on a
       weighted-average current market yield of 7.4 percent)........................          10.5          10.6
                                                                                          --------      --------

         Total mortgage-backed securities...........................................        $578.3        $574.4
                                                                                            ======        ======

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



       At December 31, 1996, no mortgage loans or credit-tenant loans had defaulted as to principal or interest for more than 60 days, were in foreclosure, had been converted to foreclosed real estate or had been restructured while the Company owned them. At December 31, 1996, the Company had a loan loss reserve of $.9 million. Approximately 30 percent, 18 percent, 16 percent and 6 percent of the mortgage loan balance were on properties located in California, Indiana, Texas and Florida, respectively. No other state comprised greater than 5 percent of the mortgage loan balance.

       As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase its return on investments and improve its liquidity. These transactions are accounted for as short-term borrowings collateralized by pledged securities with book values approximately equal to the loan value. Such borrowings averaged approximately $115.3 million during 1996 compared to $84.4 million during 1995. The weighted average interest rate on short-term collateralized borrowings was 5.3 percent and 5.4 percent during 1996 and 1995, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (which was not material at December 31, 1996). The Company believes that the counterparties to its reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

       Investments on deposit for regulatory authorities as required by law were $17.1 million at December 31, 1996.

       No investments of a single issuer were in excess of 10 percent of shareholder's equity at December 31, 1996, other than investments issued or guaranteed by the United States government.

4.   INSURANCE LIABILITIES

     Insurance liabilities consisted of the following:


                                                                          INTEREST
                                            WITHDRAWAL     MORTALITY        RATE                 DECEMBER 31,
                                            ASSUMPTION    ASSUMPTION     ASSUMPTION         1996             1995
                                            ----------    ----------     ----------    -------------     --------
                                                                                             (Dollars in millions)
Future policy benefits:
  Investment contracts................          N/A          N/A            (b)           $1,282.1          $1,346.5
  Limited-payment contracts...........         None          (a)            8%               105.3              96.7
  Traditional life insurance                  Company
     contracts........................      experience       (a)            8%               146.2             153.5
  Universal life-type contracts.......          N/A          N/A            N/A              354.4             367.6
Claims payable and other
  policyholders'  funds...............          N/A          N/A            N/A               69.5              74.8
                                                                                          --------          --------

       Total..........................                                                    $1,957.5          $2,039.1
                                                                                          ========          ========

--------------------
(a) Principally modifications of the 1975-80 Basic Table, Select and Ultimate Table.

(b) At December 31, 1996 and 1995, approximately 98 percent of this liability represented account balances where future benefits were not guaranteed. The weighted average interest rate on the remainder of the liabilities, representing the present value of guaranteed future benefits, was approximately 7 percent at December 31, 1996.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     Participating policies represented approximately 3.5 percent, 3.7 percent and 3.6 percent of total life insurance in force at December 31, 1996, 1995 and 1994, respectively, and approximately 2.7 percent, 2.4 percent and 7.5 percent of premium income for 1996, 1995 and 1994, respectively. Dividends on participating policies amounted to $1.9 million, $1.8 million and $1.7 million in 1996, 1995 and 1994, respectively.

5.   REINSURANCE

     Cost of reinsurance ceded where the reinsured policy contains mortality risks totaled $24.6 million in 1996, $29.1 million in 1995 and $35.3 million in 1994. This cost was deducted from insurance premium revenue. The Company is contingently liable for claims reinsured if the assuming company is unable to pay. Reinsurance recoveries netted against insurance policy benefits totaled $19.4 million in 1996, $19.5 million in 1995 and $27.5 million in 1994.

     Effective October 1, 1995, Western National Life Insurance Company, a former subsidiary of Conseco, recaptured certain annuity businesses ceded to the Company through a reinsurance agreement. Reserves related to these policies totaled $72.8 million. Recapture fees of $.7 million were recognized as income during the four months ended December 31, 1995.

     The Company's reinsurance receivable balance at December 31, 1996, relates to many reinsurers. No balance from a single reinsurer exceeds $7.0 million.

6.   INCOME TAXES

     Income tax liabilities consisted of the following:


                                                                                             DECEMBER 31,
                                                                                      1996                 1995
                                                                                      ----                 ----
                                                                                           (Dollars in millions)
Deferred income tax liabilities (assets):
   Cost of policies purchased and cost of policies produced..................        $60.3                $44.7
   Investments...............................................................         (3.3)                 8.6
   Insurance liabilities.....................................................        (19.7)               (21.7)
   Unrealized appreciation (depreciation)....................................         (2.5)                 7.2
   Other.....................................................................         (5.0)                (7.7)
                                                                                     -----                -----

       Deferred income tax liabilities.......................................         29.8                 31.1
Current income tax liabilities...............................................           --                  7.9
                                                                                     -----                -----

       Income tax liabilities................................................        $29.8                $39.0
                                                                                     =====                =====


Income tax expense was as follows:
                                                          Year        Four months   Eight months       Year
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,    August 31,    December 31,
                                                          1996           1995           1995           1994
                                                          ----           ----           ----           ----
                                                                          (Dollars in millions)

Current tax provision...............................      $10.5          $11.9           $19.9         $20.0
Deferred tax provision (benefit)....................        4.9           (2.2)           (3.4)          2.7
                                                          -----         ------           -----         -----

       Income tax expense...........................      $15.4         $  9.7           $16.5         $22.7
                                                          =====         ======           =====         =====


                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     Income tax expense differed from that computed at the applicable statutory rate of 35 percent for the following reasons:


                                                          Year        Four months   Eight months       Year
                                                          ended          ended          ended          ended
                                                      December 31,   December 31,    August 31,    December 31,
                                                          1996           1995           1995           1994
                                                          ----           ----           ----           ----
                                                                          (Dollars in millions)
Federal tax on income before income taxes at
   statutory rate....................................     $14.4           $9.0           $15.6         $21.5
State taxes and other................................        .6             .5              .4            .5
Nondeductible items..................................        .4             .2              .5            .7
                                                          -----           ----           -----         -----

     Income tax expense..............................     $15.4           $9.7           $16.5         $22.7
                                                          =====           ====           =====         =====


     The Company is currently being examined by the Internal Revenue Service for the 1994 tax year. The Company believes that the outcome of this examination will not have a material impact on its financial position or results of operations.


7.   RELATED PARTY TRANSACTIONS

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) were based on negotiated rates for periods prior to January 1, 1996. Pursuant to new service agreements effective January 1, 1996, such fees are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $44.1 million in 1996, $26.6 million in 1995 and $25.1 million in 1994.

     During 1996, the Company purchased $31.5 million par value of senior subordinated notes issued by subsidiaries of Conseco. Such notes had a carrying value of $34.7 million at December 31, 1996, and are classified as "other invested assets" in the accompanying balance sheet. In addition, during 1996, the Company forgave receivables from Conseco totaling $9.9 million. This transaction is reflected as a dividend to Conseco in the accompanying statement of shareholder's equity.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



8.   OTHER OPERATING INFORMATION

     Insurance policy income consisted of the following:


                                                            Year        Four months    Eight months       Year
                                                            ended         ended            ended          ended
                                                        December 31,   December 31,     August 31,    December 31,
                                                            1996           1995            1995           1994
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Direct premiums collected............................       $241.3          $ 82.8         $158.6         $ 240.3
Reinsurance assumed..................................          1.7              .7            2.0             3.1
Reinsurance ceded....................................        (24.6)          (11.2)         (17.9)          (35.3)
                                                          --------          ------        -------        --------
     Premiums collected, net of reinsurance..........        218.4            72.3          142.7           208.1
Less premiums on universal life and products without
   mortality risk which are recorded as additions to
   insurance liabilities.............................       (169.8)          (50.8)        (104.4)         (146.0)
                                                          --------          ------        -------        --------
     Premiums on products with mortality and morbidity
       risk, recorded as insurance policy income.....         48.6            21.5           38.3            62.1
Fees and surrender charges...........................         32.8            10.3           22.2            36.5
                                                          --------          ------        -------        --------

       Insurance policy income.......................     $   81.4          $ 31.8        $  60.5        $   98.6
                                                          ========          ======        =======        ========


     The four states with the largest shares of the Company's premiums collected in 1996 were Texas (29 percent), Florida (19 percent), California (9 percent) and Michigan (7 percent). No other state's share of premiums collected exceeded 5 percent.

     Other operating costs and expenses were as follows:


                                                            Year        Four months    Eight months       Year
                                                            ended         ended            ended          ended
                                                        December 31,   December 31,     August 31,    December 31,
                                                            1996           1995            1995           1994
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)
Policy maintenance expense...........................       $37.8         $  6.5           $14.0          $19.0
State premium taxes and guaranty assessments.........         4.4            1.6             1.1            3.0
Commission expense...................................        12.1            5.0             8.6           15.3
                                                            -----          -----           -----          -----

       Other operating costs and expenses............       $54.3          $13.1           $23.7          $37.3
                                                            =====          =====           =====          =====

     Anticipated returns from the investment of policyholder balances are considered in determining the amortization of the cost of policies purchased and cost of policies produced. Sales of fixed maturity investments during 1996, 1995 and 1994, changed the incidence of profits on such policies because investment gains and losses were recognized currently and the expected future yields on the investment of policyholder balances were affected. Accordingly, amortization of the cost of policies purchased and cost of policies produced was increased by $2.5 million in 1996, $10.0 million in the four months ended December 31, 1995, $4.3 million for the eight months ended August 31, 1995, and $2.7 million in 1994.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



     The changes in the cost of policies purchased were as follows:


                                                            Year        Four months    Eight months       Year
                                                            ended         ended            ended          ended
                                                        December 31,   December 31,     August 31,    December 31,
                                                            1996           1995            1995           1994
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)

Balance, beginning of period.........................       $120.0          $159.0         $173.9          $93.0
   Amortization related to operations:
     Cash flow realized..............................        (26.2)           (9.4)         (19.1)         (30.4)
     Interest added..................................         13.1             5.0           12.7           20.8
   Amortization related to sales of fixed maturity
     investments.....................................         (2.2)           (8.3)          (3.4)          (2.6)
   Amounts related to fair value adjustment of actively
     managed fixed maturity securities...............         36.6           (26.3)         (64.1)          93.1
   Adjustment of balance due to new accounting
     basis and other.................................          1.7              --           59.0             --
                                                            ------          ------         ------         ------

Balance, end of period...............................       $143.0          $120.0         $159.0         $173.9
                                                            ======          ======         ======         ======


     Based on current conditions and assumptions as to future events on all policies in force, approximately 9.2 percent, 9.2 percent, 8.3 percent, 7.3 percent and 6.7 percent of the cost of policies purchased as of December 31, 1996, are expected to be amortized in each of the next five years, respectively. The discount rates used to determine the amortization of the cost of policies purchased ranged from 5 percent to 8 percent and averaged 5.5 percent.

     The changes in the cost of policies produced were as follows:


                                                            Year        Four months    Eight months       Year
                                                            ended         ended            ended          ended
                                                        December 31,   December 31,     August 31,    December 31,
                                                            1996           1995            1995           1994
                                                            ----           ----            ----           ----
                                                                           (Dollars in millions)

Balance, beginning of period.........................        $24.0           $25.9        $  63.2          $30.8
   Additions.........................................         13.2             3.0            6.6            9.4
   Amortization related to operations................         (3.2)            (.5)          (4.0)          (4.5)
   Amortization related to sales of fixed maturity
     investments.....................................          (.3)           (1.7)           (.9)           (.1)
   Amounts related to fair value adjustment of actively
     managed fixed maturity securities...............          4.5            (2.7)         (12.0)          27.6
   Adjustment of balance due to new accounting basis            --              --          (27.0)            --
                                                             -----           -----          -----          -----

Balance, end of period...............................        $38.2           $24.0          $25.9          $63.2
                                                             =====           =====          =====          =====

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



9.   STATEMENT OF CASH FLOWS

     Income taxes paid during 1996, 1995, and 1994, were $18.1 million, $19.3 million and $20.3 million, respectively.

     Short-term investments having original maturities of three months or less are considered to be cash equivalents. All cash is invested in short-term investments.


10.  STATUTORY INFORMATION

     Statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities differ from generally accepted accounting principles. The Company reported the following amounts to regulatory agencies:


                                                          DECEMBER 31,
                                                     1996            1995
                                                      (Dollars in millions)

   Statutory capital and surplus..................   $140.3          $156.2
   Asset valuation reserve ("AVR")................     28.7            26.2
   Interest maintenance reserve ("IMR")...........     63.1            64.7
                                                   --------        --------

       Total......................................   $232.1          $247.1
                                                     ======          ======


     Statutory accounting practices classify certain segregated portions of surplus, called AVR and IMR, as liabilities. The purpose of these accounts is to stabilize statutory net income and surplus against fluctuations in the market value and creditworthiness of investments. The IMR captures all realized investment gains and losses resulting from changes in interest rates and provides for subsequent amortization of such amounts into statutory net income on a basis reflecting the remaining life of the assets sold. The AVR captures investment gains and losses related to changes in creditworthiness and is also adjusted each year based on a formula related to the quality and loss experience of the investment portfolio.

     The following table compares the pre-tax income determined on a statutory accounting basis with such income reported herein in accordance with GAAP:

                    GREAT AMERICAN RESERVE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------



                                                            Year        Four months    Eight months      Year
                                                            ended         ended            ended         ended
                                                        December 31,   December 31,     August 31,   December 31,
                                                            1996           1995            1995          1994
                                                            ----           ----            ----          ----
                                                                           (Dollars in millions)

Pre-tax income as reported on a statutory accounting
   basis before transfers to and from and
   amortization of the IMR...........................       $40.2         $ 33.6          $ 50.2         $ 58.6

GAAP adjustments:
   Investments valuation.............................         4.9           (3.3)             .8            7.5
   Amortization related to operations................       (17.8)          (5.3)          (11.7)         (16.0)
   Amortization related to investment gains..........        (2.5)         (10.0)             (4.3)          (2.7)
   Deferral of cost of policies produced.............        13.2            3.0             6.6            9.4
   Insurance liabilities.............................         3.2            5.1             2.5            2.5
   Other ............................................         (.1)           2.7              .6            2.2
                                                            -----         ------          ------         ------

       Net effect of GAAP adjustments................          .9           (7.8)           (5.5)           2.9
                                                            -----         ------          ------         ------

       GAAP pre-tax income...........................       $41.1         $ 25.8          $ 44.7         $ 61.5
                                                            =====         ======          ======         ======



     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. Approximately $32.7 million of the Company's net assets at December 31, 1996, are available for distribution in 1997 without permission of state regulatory authorities.